ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2022 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of December 31, 2022, is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

1.22%
0.59%
2.33%
14.51%
12.16%
69.19%
Common Stocks
Asset-Backed Securities
Direct Investments
Secondary Investments
Primary Investments
Other Assets in Excess of Liabilities

	Industry	Acquisition Date	Shares	Fair Value

Common Stocks (1.22%)
North America (0.69%)
American Tower Corp.	Communication	05/29/20	21,933	$4,646,506
American Water Works Co., Inc.	Utilities	02/16/16	47,317	7,212,530
Ares Capital Corp.	Diversified Financial Services	02/16/16	229,577	4,237,991
Ares Management Corp.	Diversified Financial Services	06/28/19	43,580	2,981,744
Atmos Energy Corp.	Utilities	02/16/16	62,457	7,002,054
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	45,845	3,401,699
Brookfield Asset Management, Inc.	Diversified Financial Services	07/18/22	6,164	176,693
Brookfield Business Partners LP	Diversified Financial Services	03/17/22	48,729	911,310
Brookfield Corp.	Diversified Financial Services	12/12/22	24,654	775,122
Canadian National Railway Co.	Transportation	05/14/19	58,386	6,913,711
CMS Energy Corp.	Utilities	11/01/19	68,163	4,316,763
Crown Castle International Corp.	Communication	02/16/16	31,741	4,306,619
Enbridge, Inc.	Utilities	02/16/16	55,486	2,165,816
Equinix Inc.	Diversified Financial Services	07/31/20	5,388	3,528,871
Fifth Street Finance Corp.	Diversified Financial Services	04/07/21	356,943	2,452,198
Fortis Inc.	Utilities	12/18/17	99,204	3,960,109
Golub Capital BDC Inc.	Diversified Financial Services	02/24/22	142,000	1,867,300
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	82,676	2,232,346
KKR & Co., Inc.	Diversified Financial Services	02/16/16	71,534	3,319,893
Onex Corporation	Diversified Financial Services	02/16/16	17,576	845,152
Republic Services Inc.	Commercial & Professional Services	08/28/17	46,358	5,979,255
TC Energy Corp.	Utilities	11/01/19	45,416	1,805,918
TransDigm Group, Inc.	Industrials	12/01/22	6,746	4,245,730
Union Pacific Corp.	Transportation	06/29/16	17,379	3,597,974
Waste Management Inc.	Utilities	07/02/20	26,716	4,191,206
Total North America (0.69%)				87,074,510
Western Europe (0.53%)
3i Group Plc	Diversified Financial Services	10/01/20	175,294	2,826,178
Aena SA	Transportation	12/21/18	41,641	5,210,474
Apax Global Alpha Ltd.	Diversified Financial Services	01/19/21	485,904	1,094,012
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,696,279	5,078,346
Cellnex Telecom SA	Communication	05/15/19	179,250	5,912,303
Elia System Operator SA/NV	Utilities	11/03/22	18,839	2,668,787
EQT AB	Diversified Financial Services	04/06/20	40,418	856,432
Gimv N.V.	Diversified Financial Services	02/12/16	31,933	1,498,823
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	4,834	1,049,961
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,520,977	6,366,014
HICL Infrastructure Co Ltd.	Diversified Financial Services	03/30/16	2,076,718	4,046,301
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	02/12/16	119,861	1,692,434
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	98,453	1,359,366
Investment AB Kinnevik	Diversified Financial Services	04/06/20	145,117	1,997,525
Investor AB	Diversified Financial Services	08/28/17	160,160	2,894,390
National Grid PLC	Utilities	02/12/16	378,176	4,536,584
NB Private Equity Partners Ltd.	Diversified Financial Services	11/06/19	137,871	2,644,839
Orsted AS	Utilities	06/15/21	8,156	739,088
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	480,330	1,502,031
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	774,420	5,685,246

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited) (continued)

	Industry	Acquisition Date	Shares	Fair Value
Public Investments (continued)
Common Stocks (continued)
Western Europe (continued)
Vinci SA	Transportation	02/12/16	83,197	$8,277,662
Total Western Europe (0.53%)				67,936,796

Total Common Stocks (Cost $141,919,790)(1.22%)				$155,011,306

Asset-Backed Securities (0.59%)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (0.25%)
ARES LI CLO Ltd. ***, +	6.85% + L^^	07/26/21	07/15/34	Series 2019-51A, Class ER	500,000	455,956
CIFC Funding 2021-VI Ltd. ***, +	6.25% + L^^	09/22/21	10/15/34	Series 2021-6A, Class E	1,500,000	1,350,268
CIFC Funding 2022-IV Ltd. **, +	7.00% + SFvv	04/20/22	07/16/35	Series 2022-4A, Class E	1,250,000	1,222,112
CIFC Funding Ltd. ***, +	7.27% + SFvv	04/05/22	04/21/35	Series 2022-3A, Class E	1,000,000	946,095
Dryden 95 CLO Ltd. ***, +	6.15% + L^^	08/02/21	08/20/34	Series 2021-95A, Class E	1,500,000	1,292,162
Madison Park Funding LX Ltd. +	5.50% + SFvv	11/28/22	10/25/35	Series 2022-60A, Class D	1,000,000	1,000,562
Madison Park Funding LX Ltd. +	8.95% + SFvv	11/28/22	10/25/35	Series 2022-60A, Class E	1,250,000	1,213,442
Magnetite CLO Ltd. ***, +	6.20% + L^^	10/01/21	10/25/34	Series 2021-30A, Class E	1,625,000	1,487,158
Magnetite XXIV Ltd. ***, +	3.05% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class DR	2,600,000	2,427,488
Magnetite XXIV Ltd. ***, +	6.40% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class ER	4,000,000	3,640,521
Magnetite XXVI Ltd. ***, +	5.95% + L^^	08/02/21	07/25/34	Series 2020-26A, Class ER	1,000,000	911,096
Neuberger Berman CLO XXI Ltd. ***, +	3.30% + L^^	04/02/21	04/20/34	Series 2016-21A, Class DR2	500,000	477,997
Neuberger Berman CLO XXI Ltd. ***, +	6.46% + L^^	04/02/21	04/20/34	Series 2016-21A, Class ER2	1,000,000	899,395
Neuberger Berman Loan Advisers CLO 45 Ltd. ***, +	6.25% + L^^	10/07/21	10/14/35	Series 2021-45A, Class E	1,000,000	905,942
Neuberger Berman Loan Advisers CLO 49 Ltd. ***, +	7.00% + SFvv	05/03/22	07/25/34	Series 2022-49A, Class E	1,440,000	1,334,428
Ocean Trails CLO IX ***, +	7.45% + L^^	09/22/21	10/15/34	Series 2020-9A, Class ER	3,500,000	3,238,222
Ocean Trails CLO XII Ltd. ***, +	8.11% + SFvv	05/13/22	07/20/35	Series 2022-12A, Class E	1,000,000	940,155
Southwick Park CLO LLC ***, +	6.25% + L^^	11/16/21	07/20/32	Series 2019-4A, Class ER	1,800,000	1,585,578
Symphony CLO XXV Ltd. ***, +	3.60% + L^^	03/12/21	04/19/34	Series 2021-25A, Class D	1,000,000	916,783
Symphony CLO XXV Ltd. ***, +	6.50% + L^^	03/12/21	04/19/34	Series 2021-25A, Class E	1,750,000	1,575,664
Symphony CLO XXXIII Ltd. ***, +	7.10% + SFvv	04/27/22	04/24/35	Series 2022-33A, Class E	1,250,000	1,167,033

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Asset-Backed Securities (continued)
North America (continued)
Tallman Park CLO Ltd. ***, +	6.35% + L^^	04/09/21	04/20/34	Series 2021-1A, Class E	1,500,000	$1,384,856
Wellman Park CLO Ltd. ***, +	6.25% + L^^	05/10/21	07/15/34	Series 2021-1A, Class E	1,000,000	916,687
Total North America (0.25%)						31,289,600
Western Europe (0.34%)
AGL CLO 23 Ltd. +	5.93% + SFvv	11/02/22	01/20/36	Series 2022-23A, Class D	2,000,000	1,979,845
Aurium CLO IX DAC ***, +	6.70% + E##	02/23/22	10/28/34	Series 9A, Class E	1,750,000	1,587,314
Aurium CLO V Designated Activity Co. ***, +	3.50% + E##	03/08/21	04/17/34	Series 5A, Class DR	1,000,000	944,404
Aurium CLO V Designated Activity Co. ***, +	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	1,500,000	1,360,973
Aurium CLO VII DAC ***, +	5.86% + E##	02/04/22	05/15/34	Series 7A, Class E	1,521,243	1,335,079
Avoca CLO XXV DAC ***, +	6.14% + E##	10/20/21	10/15/34	Series 25A, Class E	1,600,000	1,435,736
Avoca CLO XXVI DAC ***, +	9.12% + E##	02/23/22	04/15/35	Series 26A, Class F	1,200,000	1,020,588
Avoca CLO XXVI DAC ***, +	6.51% + E##	02/23/22	04/15/35	Series 26A, Class E	750,000	671,062
Blackrock European CLO IV DAC ***, +	4.80% + E##	04/26/22	07/15/30	Series 4A, Class E	1,502,600	1,353,527
Blackrock European CLO VIII DAC ***, +	3.30% + E##	02/03/22	01/20/36	Series 8A, Class DR	1,000,000	938,328
Blackrock European CLO VIII DAC ***, +	6.26% + E##	02/03/22	01/20/36	Series 8A, Class ER	2,500,000	2,251,170
Blackrock European CLO XI DAC +	3.00% + E##	10/27/22	07/17/34	Series 11A, Class D	1,002,067	931,486
Boyce Park CLO Ltd. ***, +	6.25% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class E	2,625,000	2,317,390
Boyce Park CLO Ltd. ***, +	3.10% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class D	2,500,000	2,298,198
Carlyle Euro CLO 2021-1 DAC ***, +	6.12% + E##	05/01/21	04/15/34	Series 2021-1A, Class D	333,000	301,433
Carlyle Euro CLO 2021-2 DAC ***, +	6.25% + E##	09/27/21	10/15/35	Series 2021-2A, Class D	3,000,000	2,673,754
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	0.00%	01/20/22	01/16/33	Series 2015-1A, Class SUB	3,000,000	1,192,081
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	5.50% + E##	01/20/22	01/16/33	Series 2015-1A, Class DR	1,502,063	1,354,144
Carysfort Park CLO ***, +	6.14% + E##	03/12/21	07/28/34	Series 2021-1A, Class D	500,000	453,117
CVC Cordatus Loan Fund +	6.16% + E##	11/07/22	01/15/37	Series 26A, Class D1	1,100,000	1,120,271
CVC Cordatus Loan Fund +	7.73% + E##	11/07/22	01/15/37	Series 26A, Class D2	400,000	409,472
Edmondstown Park CLO DAC +	6.19% + E##	11/18/22	07/21/35	Series 1A, Class D	1,100,000	994,474
Edmondstown Park CLO DAC +	6.77% + E##	11/18/22	07/21/35	Series 1A, Class E	1,250,000	1,272,980
Elm Park CLO ***, +	6.16% + E##	03/26/21	04/15/34	Series 1A, Class DRR	666,000	602,578
Elm Park CLO ***, +	3.50% + E##	03/26/21	04/15/34	Series 1A, Class CRR	1,000,000	958,893
Madison Park EUR Funding XVI DAC ***, +	6.02% + E##	04/15/21	05/25/34	Series 16A, Class E	1,406,000	1,247,431
Octagon 58 Ltd. ***, +	7.20% + SFvv	04/21/22	07/15/37	Series 2022-1A, Class E	2,140,000	2,108,742
Otranto Park CLO ***, +	7.05% + E##	03/04/22	05/15/35	Series 1A, Class E	1,172,000	1,075,667
Otranto Park CLO ***, +	4.15% + E##	03/04/22	05/15/35	Series 1A, Class D	750,000	733,012
Palmer Square European Loan Funding 2021-1 DAC ***, +	5.95% + E##	08/02/21	04/15/31	Series 2021-1A, Class E	714,000	672,217

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Asset-Backed Securities (continued)
Western Europe (continued)
Palmer Square European Loan Funding 2021-2 DAC ***, +	8.05% + E##	10/15/21	07/15/31	Series 2021-2A, Class F	375,000	$333,120
Palmer Square European Loan Funding 2021-2 DAC ***, +	5.90% + E##	10/15/21	07/15/31	Series 2021-2A, Class E	625,000	582,185
Palmer Square European Loan Funding 2022-1 DAC ***, +	5.90% + E##	02/03/22	10/15/31	Series 2022-1A, Class E	667,000	617,675
Palmer Square European Loan Funding 2022-1 DAC ***, +	8.05% + E##	02/03/22	10/15/31	Series 2022-1A, Class F	500,000	441,923
Palmer Square European Loan Funding 2022-1 DAC ***, +	7.37% + E##	03/17/22	10/15/31	Series 2022-2A, Class E	1,500,000	1,449,639
Valley Stream Park CLO Ltd. +	5.71% + SFvv	11/01/22	10/20/34	Series 2022-1A, Class D	1,500,000	1,503,587
Vesey Park CLO DAC ***, +	7.16% + E##	05/09/22	11/16/32	Series 1A, Class D	1,017,104	935,855
Voya Euro CLO V DAC ***, +	5.81% + E##	08/06/21	04/15/35	Series 5A, Class E	417,000	371,068
Total Western Europe (0.34%)						43,830,418

Total Asset-Backed Securities (Cost $84,827,463)(0.59%)	$75,120,018

Private Equity Investments (95.86%)

Direct Investments * (69.19%)

Direct Equity (60.28%)

	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (6.09%)
AAVAS Financiers Limited +, a, e	Common equity	03/28/18	3,891,752	$78,524,909
Argan Mauritius Limited +, a, e	Common equity	05/09/16	106,215	20,501,736
KKR Pebble Co-Invest L.P. +, a, c, e	Limited partnership interest	05/13/21	—	20,725,032
Kowloon Co-Investment, L.P. +, a, c	Limited partnership interest	11/04/15	—	6,988,110
Murra Warra Asset Hold Trust +, a, b, e	Common equity	09/10/18	13,186,543	22,565,584
Murra Warra II Asset Hold Trust +, a, b, e	Common equity	07/30/20	18,628,227	16,164,243
Murra Warra II Project Hold Trust +, a, b, e	Common equity	07/30/20	10	4,041,061
Murra Warra Project Hold Trust +, a, b, e	Common equity	09/10/18	429,366	5,641,395
Partners Terra Pte. Ltd. +, a, b, e	Common equity	05/14/21	4,372,335	4,808,344
PG Esmeralda Pte. Ltd. +, a, b, e	Common equity	03/03/21	5,433,284	5,463,462
PG Esmeralda Pte. Ltd. +, a, b, e	Preferred equity	03/03/21	488,996	49,171,211
PG Esmeralda Pte. Ltd. +, a, b, e	Preferred equity	09/26/22	63,417	7,944,117
PG Loa Pte. Ltd. +, a	Common equity	04/25/22	1,209,388	1,204,637
PG Loa Pte. Ltd. +, a	Preferred equity	04/25/22	22,978,363	22,888,103
Sunsure Energy Private Limited +, a, b, c, e	Member interest	12/27/22	—	7,228,256
Sunsure Energy Private Limited +, a, b, e	Common equity	12/27/22	481,884	481,884
Sunsure Energy Private Limited +, a, b, e	Preferred equity	12/27/22	1,927,535	1,927,535
Touchstone Co-Investment, L.P. +, a, c	Limited partnership interest	06/24/19	—	1,082,457
Touchstone Co-Investment, L.P. +, a, c, e	Limited partnership interest	12/18/18	—	1,880,612
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	32,325,236
Zenith Longitude Limited +, a, b, e	Common equity	08/13/21	26,838,037	461,686,241
Total Asia - Pacific (6.09%)				773,244,165
North America (29.86%)
Alliant Insurance Services, Inc. +, a, c	Limited partnership interest	12/01/21	—	$27,493,770
AP VIII Prime Security Services Holdings, L.P. +, a, c, e	Limited partnership interest	05/02/16	—	11,715,794
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	04/28/21	—	62,930,191

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
BCPE Hercules Holdings, L.P. +, a, c	Limited partnership interest	07/30/18	—	$42,722,680
BI Gen Holdings, Inc. +, a	Common equity	01/01/21	14,561	310,820
Burger Bossco Holdings, Inc. +, a	Preferred equity	12/31/20	300	1
Burger Bossco Holdings, Inc. +, a	Common equity	01/01/21	145	3
CapitalSpring Finance Company, LLC +, a	Common equity	03/01/17	3,020,546	2,637,691
CB Poly Holdings, LLC +, a, e	Preferred equity	08/16/16	171,270	55,776,809
CB Titan MidCo Holdings, Inc. +, a	Common equity	01/01/21	56,634	35,047
CBI Parent, L.P. +, a, b	Common equity	01/06/21	1,145,918	54,086,860
CBI Parent, L.P. +, a, b, c	Member interest	10/17/22	—	5,696,339
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	232,982,586
Confluent Health, LLC +, a, b, e	Common equity	06/24/19	27,246	60,649,378
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	3,120	961,416
Cowboy Topco, Inc. +, a	Common equity	05/18/22	1,348,750	1,351,802
Cure Holdings, LLC +, a	Common equity	05/13/21	238,834	1,245,356
Cure Holdings, LLC +, a, e	Common equity	05/13/21	2,723	12,850
Dermatology Holdings, L.P. +, a, b, c, e	Limited partnership interest	04/01/22	—	129,772,872
DIF VI Co-Invest Project 2C C.V. +, a, c, e	Limited partnership interest	03/15/22	—	53,375,413
ECP Parent, LLC +, a, b	Common equity	11/15/21	105,520,023	159,938,706
EdgeCore Holdings, L.P. +, a, b, c, e	Limited partnership interest	11/10/22	—	39,083,333
Encore Holdings LP +, a, b, c, e	Limited partnership interest	07/01/22	—	53,700,167
EnfraGen LLC +, a, b, e	Common equity	09/17/19	37,786	58,566,804
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c	Limited partnership interest	03/09/20	—	125,239,476
EQT IX Co-Investment (F) SCSp +, a, c, e	Limited partnership interest	11/15/21	—	120,833,852
EQT VIII Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	01/25/19	—	141,798,564
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/17/16	—	19,664,690
FRP Investors II, L.P. +, a, c, e	Limited partnership interest	09/16/22	—	47,765,155
Halo Parent Newco, LLC +, a	Preferred equity	02/22/22	1,109	17,512,827
Icebox Holdco I Inc. +, a, b, c	Member interest	03/01/22	—	63,404,199
Icebox Parent L.P. +, a, b, c	Limited partnership interest	12/22/21	—	121,264,229
Idera Parent L.P. +, a, b, c, e	Limited partnership interest	03/02/21	—	217,751,687
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	481	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	382,717
KKR Cavalry Co-Invest Blocker Parent L.P. +, a, c, e	Limited partnership interest	03/24/22	—	48,310,306
KKR Enterprise Co-Invest AIV A L.P. +, a, c, e	Limited partnership interest	07/31/20	—	880,074
KKR Enterprise Co-Invest L.P. +, a, e	Common equity	10/09/18	9,684	—
KPOCH Holdings, L.P. +, a, b, c	Limited partnership interest	11/10/22	—	187,525,500
KPSKY Holdings L.P. +, a, b, c	Limited partnership interest	10/19/21	—	56,625,575
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	1
LTF Holdings, Inc. +, a, e	Common equity	01/06/20	3,464,630	41,367,674
Matterhorn Topco, L.P. +, a	Common equity	05/19/21	88,040	10,789,144
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	356	665,436
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	35,285	361,443
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	79,397,525
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	28,665,050
Multiplan Corp. +, a	Common equity	06/07/16	1,438,764	1,640,191
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	70,279,695
NDES Holdings, LLC +, a	Preferred equity	09/19/11	500,000	2,793,364
OHCP IV SF COI, L.P. +, a, b, c, e	Limited partnership interest	01/31/18	—	48,994,986
OMNIA Coinvest L.P. +, a, c, e	Limited partnership interest	10/23/20	—	19,244,978
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	67,055,402
Orion Opportunity L.P. +, a, c, e	Limited partnership interest	09/01/21	—	39,178,461
Patriot SPV, L.P. +, a, c	Limited partnership interest	03/18/21	—	54,055,774
PG BRPC Investment, LLC +, a, b, e	Common equity	08/01/19	32,079	80,671,697

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
PG Delta HoldCo, LLC +, a, b, e	Common equity	06/24/21	30,481	$53,749,318
Raptor Holding Parent, L.P. +, a	Common equity	04/01/22	11,209	1,331,333
Real Hero Topco, L.P. +, a, c	Limited partnership interest	04/01/21	—	12,328,729
Safari Co-Investment L.P. +, a, c, e	Limited partnership interest	03/14/18	—	10,698,364
SC Landco Parent, LLC +, a	Common equity	11/28/16	2,672	485,957
SC Landco Parent, LLC +, a	Preferred equity	04/21/17	—	1
Shermco Intermediate Holdings, Inc. +, a, e	Common equity	06/05/18	11,525	1,426,597
Shingle Coinvest L.P. +, a, c, e	Limited partnership interest	05/29/18	—	198,478,199
SIH RP HoldCo L.P. +, a, e	Common equity	09/10/19	5,995,126	62,362,382
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	27,114,575
SnackTime PG Holdings, Inc. +, a, b, e	Common equity	05/23/18	12	27,381,828
SnackTime PG Holdings, Inc. +, a, b, c, e	Member interest	05/23/18	—	20,308,707
Specialty Pharma Holdings LP +, a, b, c	Limited partnership interest	04/01/21	—	95,248,074
Starfish Intermediate, Inc. +, a	Preferred equity	06/06/22	7,136,374	189,606,936
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c, e	Limited partnership interest	08/17/21	—	32,124,671
SureWerx Topco, L.P. +, a, b, c, e	Limited partnership interest	12/28/22	—	51,287,146
T-VIII Mercury Co-Invest L.P. +, a, c, e	Limited partnership interest	07/29/21	—	5,321,193
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	—	73,537,364
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	201,926
VEEF II Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	03/15/22	—	4,259,445
Velocity Holdings US LP +, a, c, e	Limited partnership interest	08/31/22	—	22,813,600
VEPF VII Co-Invest 2-A, L.P. +, a, c, e	Limited partnership interest	04/06/21	—	91,768,907
WHCG Purchaser, L.P. +, a, b, c	Limited partnership interest	06/22/21	—	34,216,837
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	2,826,216
Total North America (29.86%)				3,788,044,666
Rest of World (1.74%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	$5,726,315
Zabka Polska SA +, a	Preferred equity	09/25/19	—	98,617
Zabka Polska SA +, a	Common equity	09/25/19	2,551,723	211,830,393
Zabka Polska SA +, a, e	Preferred equity	09/25/19	120,777,003	3,077,915
Total Rest of World (1.74%)				220,733,240
South America (0.03%)
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	$3,382,536
Total South America (0.03%)				3,382,536
Western Europe (22.56%)
Ark EquityCo SAS +, a, c, e	Limited partnership interest	02/21/22	—	$12,442,597
Aston Lux Acquisitions S.à.r.l. +, a, c	Limited partnership interest	11/28/19	—	3,466,646
Aston Lux Acquisitions S.à.r.l. +, a	Common equity	01/11/21	218,625	236,195
Astorg VIII Co-Invest Open Health +, a, c, e	Limited partnership interest	08/04/22	—	22,842,616
Bock Capital JVCo Nature S.à.r.l. +, a, b	Common equity	07/01/21	12,590,000,000	118,426,918
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	134,007,148
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,516	33,154,278
Capri Acquisitions Topco Limited +, a	Common equity	11/01/17	8,345,985	69,605,540
CD&R Market Co-Investor, L.P. +, a, c, e	Limited partnership interest	11/10/21	—	52,519,372
Ciddan S.à.r.l. +, a	Preferred equity	09/15/17	23,249,522	27,544,534
Ciddan S.à.r.l. +, a	Common equity	09/15/17	12,263,242	72,034,491
Climeworks AG +, a	Common equity	04/25/22	63,085	480,620
Climeworks AG +, a, e	Preferred equity	04/25/22	7,823,400	62,744,089
EQT Jaguar Co-Investment SCSp +, a, b, c, e	Limited partnership interest	11/30/18	—	117,128,296
EQT VIII Co-Investment (D) SCSp +, a, c, e	Limited partnership interest	10/01/19	—	194,567,629
Fides S.p.A +, a	Common equity	12/15/16	78,505	495,501

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,250	$444,691
Global Blue Holding L.P. +, a, c	Limited partnership interest	07/31/12	—	8,691,378
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	01/20/22	—	9,208,766
Green DC LuxCo S.à.r.l. +, a, b	Common equity	01/20/22	19,595,288	51,712,927
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	731,626
KKR Pegasus Co-Invest L.P. +, a, c	Limited partnership interest	07/07/22	—	12,426,513
KKR Sprint Co-Invest L.P. +, a, c	Limited partnership interest	09/29/22	—	42,843,749
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	123,865,729
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,480	54,553,253
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	57,636,866
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	22,721,360
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	20,026,497
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	6,498,551
Luxembourg Investment Company 293 S.à.r.l. +, a, b, e	Common equity	06/26/19	9,789,622	32,933,279
Luxembourg Investment Company 293 S.à.r.l. +, a, b, c, e	Member interest	06/26/19	—	5,604,062
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	1
Luxembourg Investment Company 414 S.à.r.l. +, a, b, c, e	Member interest	07/02/21	—	50,692,980
Luxembourg Investment Company 414 S.à.r.l. +, a, b, e	Common equity	07/02/21	12,111,360	33,104,200
Luxembourg Investment Company 430 S.à.r.l. +, a, b, c, e	Member interest	05/10/21	—	69,886,770
Luxembourg Investment Company 430 S.à.r.l. +, a, b, e	Common equity	05/10/21	52,594,635	14,808,813
Magnesium Co-Invest SCSp +, a, c, e	Limited partnership interest	05/19/22	—	85,200,530
Mauritius (Luxemburg) Investments S.à.r.l. +, a	Common equity	10/19/21	11,698	1
May Co-Investment S.C.A. +, a, b	Common equity	11/09/20	1,059,375	51,222,217
Montagu LuxCo +, a	Common equity	02/22/22	450,000	52,346,671
Nerve Co-Invest SCSp +, a, c, e	Limited partnership interest	01/27/21	—	35,681,635
Oakley Capital V Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	12/12/22	—	42,703,756
Orbiter Investments S.à.r.l. +, a, e	Common equity	12/17/21	5,977,270	173,247,519
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	—	1,365,723
PG Investment Company 1 S.à.r.l. +, a, b, c	Member interest	10/28/21	—	89,859,331
PG Investment Company 1 S.à.r.l. +, a, b, e	Common equity	10/28/21	12,822,040	7,741,056
PG Investment Company 18 S.à.r.l. +, a, b, e	Preferred equity	07/07/22	113,856,528	121,474,730
PG Investment Company 18 S.à.r.l. +, a, b, e	Common equity	07/07/22	12,650,106	1
PG Investment Company 24 S.à.r.l. +, a, b, e	Common equity	07/13/22	930,286	316
PG Investment Company 24 S.à.r.l. +, a, b, e	Preferred equity	07/13/22	101,367,616	109,674,955
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	857,302
PG TLP S.à.r.l. +, a, b, c, e	Member interest	04/14/21	—	15,302,374
PG TLP S.à.r.l. +, a, b, e	Common equity	04/14/21	6,377,426	81,987,545
PG Wave Limited +, a, b, e	Common equity	02/03/22	53,215,581	70,655,218
Pharmathen GP S.à.r.l. +, a, b	Common equity	01/20/22	110,300	1
Pharmathen Topco S.à.r.l. +, a, b	Preferred equity	01/20/22	98,858,068	105,917,364
Pharmathen Topco S.à.r.l. +, a, b	Common equity	01/20/22	79,910	1
Polyusus Lux XVI S.à.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	—
Polyusus Lux XVI S.à.r.l. +, a, b, e	Preferred equity	05/23/18	244,659,996	4,249,133
Polyusus Lux XVI S.à.r.l. +, a, b, c, e	Member interest	10/03/22	—	1,186,844
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	04/11/22	1,155,552	64,151
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	13,114,964	201,994
Polyusus Lux XXIII S.à.r.l. +, a, e	Common equity	08/19/21	4,383,568	3
Refresco 2 Co-Invest SCSp +, a, c	Limited partnership interest	07/12/22	—	35,512,035
Root JVCo S.à.r.l. +, a, b, c	Member interest	09/29/20	—	37,433,052
Root JVCo S.à.r.l. +, a, b	Common equity	09/29/20	1,969,352	19,581,370
Root JVCo S.à.r.l. +, a, b	Preferred equity	09/29/20	6,731,408	30,445,931
S.TOUS, S.L +, a	Common equity	10/06/15	622	18,740,581
Stark Perseus Investment +, a	Common equity	02/26/21	963,052	2,071,406

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Stark Perseus Topco +, a, c, e	Member interest	02/26/21	—	$12,390,353
Stark Perseus Topco +, a, e	Common equity	02/26/21	26,921,454	43,058,511
Surfaces SLP (SCSp) +, a, b, c	Limited partnership interest	10/01/20	—	37,227,151
Veonet Co-Invest SCSp (Lux) +, a, c, e	Limited partnership interest	03/09/22	—	35,320,317
Total Western Europe (22.56%)				2,862,809,559
Total Direct Equity (60.28%)				$7,648,214,166
Direct Debt (8.91%)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.47%)
BYJU's Alpha, Inc. +, a	Cash 5.50% + L (0.75% Floor)^^	01/19/22	11/24/26	Senior	$2,382,000	$1,920,904
FFML Holdco Limited +, a	Cash 6.25% + BBSY (0.75% Floor)††	11/30/22	11/30/28	Senior	12,373,591	12,193,156
Fugue Finance B.V. +, a	Cash 3.25% + E##	08/24/20	08/30/24	Senior	1,299,487	1,140,228
Genesis Care Finance Pty Ltd. +, a	Cash 5.00% + L (1.00% Floor)^^	07/28/20	05/14/27	Senior	2,139,500	782,255
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	12,728,400	12,821,245
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/29/22	07/29/27	Senior	4,651,970	4,505,270
Greencross Limited +, a	Cash 5.75% + L (0.75% Floor)^^	03/22/22	03/23/28	Senior	10,339,369	10,184,603
ICON Cancer Care +, a	Cash 7.25% + BBSY (0.50% Floor)†	04/12/22	03/29/30	Second Lien	10,284,819	8,890,751
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + SF (1.00% Floor)v	01/15/20	12/18/26	Senior	1,264,250	1,235,804
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/30/25	Senior	4,681,981	4,652,886
Voyage Australia Pty Ltd +, a	Cash 3.50% + L (0.50% Floor)^^	07/23/21	06/18/28	Senior	1,678,500	1,598,771
Total Asia - Pacific (0.47%)						59,925,873
North America (5.58%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.75% + L^	11/13/18	10/01/25	Senior	$1,440,000	$1,209,830
Acrisure LLC +, a	Cash 3.75% + L (0.50% Floor)^	08/18/21	02/13/27	Senior	2,172,500	2,069,306
Acrisure LLC +, a	Cash 3.50% + L^	03/27/20	02/15/27	Senior	1,853,629	1,743,904
Acrisure LLC +, a	Cash 4.25% + L (0.50% Floor)^	12/08/21	02/15/27	Senior	990,000	960,711
ADMI Corp. +, a	Cash 3.75% + L (0.50% Floor)^	07/14/21	12/23/27	Senior	1,382,500	1,262,831
Air Medical Group Holdings, Inc. +, a	Cash 4.75% + L (1.00% Floor)^	02/25/21	10/02/25	Senior	982,500	694,510
AIT Buyer, LLC +, a	Cash 7.50% + L (0.75% Floor)^^	04/06/21	03/30/29	Second Lien	6,860,000	6,570,801
AIT Worldwide Logistics, Inc. +, a	Cash 4.75% + L (0.75% Floor)^^	04/19/21	03/31/28	Senior	2,574,000	2,372,108
Alliant Holdings Intermediate, LLC +, a	Cash 3.25% + L^	06/03/19	05/09/25	Senior	1,254,500	1,239,935
Alliant Holdings Intermediate, LLC +, a	Cash 3.50% + L (0.50% Floor)^	12/08/21	11/05/27	Senior	1,580,000	1,546,425
Amneal Pharmaceuticals, Inc. +, a	Cash 3.50% + L^^	06/03/22	05/04/25	Senior	2,976,491	2,676,446
Apex Group Treasury Limited +, a	Cash 3.75% + L (0.50% Floor)^^	08/27/21	07/27/28	Senior	2,076,735	1,988,474
Apex Tool Group +, a	Cash 5.25% + SF (0.50% Floor)v	02/22/22	02/08/29	Senior	995,000	859,272
Applovin Corporation +, a	Cash 3.25% + L^^	03/24/21	08/15/25	Senior	979,592	945,615
Applovin Corporation +, a	Cash 3.00% + L (0.50% Floor)^^	12/08/21	10/25/28	Senior	1,389,500	1,323,499
AQA Acquisition Holding, Inc. +, a	Cash 4.25% + L (0.50% Floor)^^	03/18/21	03/03/28	Senior	1,083,500	1,041,969
AqGen Island Holdings, Inc. +, a	Cash 6.50% + L (0.50% Floor)^^	08/19/21	08/02/29	Second Lien	7,049,750	6,192,007
athenahealth Group, Inc. +, a	Cash 3.50% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	2,814,685	2,548,303
athenahealth Group, Inc. +, a, e, f	Cash 3.50% + SF (0.50% Floor)vv	01/27/22	02/15/29	Senior	478,261	(2,391)
athenahealth Group, Inc. +, a, e, f	Cash 3.50% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	119,565	3,309,250

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Banff Guarantor Inc. +, a	Cash 5.50% + L (0.50% Floor)^^	01/31/22	02/27/26	Second Lien	$1,700,000	$1,571,973
Banff Merger Sub Inc. +, a	Cash 3.75% + L^	01/31/22	10/02/25	Senior	2,808,428	2,695,459
Barracuda Networks, Inc. +, a	Cash 7.00% + SF (0.50% Floor)vv	05/17/22	08/15/30	Second Lien	4,000,000	3,655,000
Bausch & Lomb Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	05/18/22	05/10/27	Senior	3,283,500	3,132,163
Bella Holding Company, LLC +, a	Cash 3.75% + L (0.75% Floor)^	05/13/21	04/01/28	Senior	3,555,000	3,364,807
BI Gen Holdings, Inc. +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,436,500	1,371,857
BI Gen Holdings, Inc. +, a	Cash 8.13% + L (1.00% Floor)^^	12/21/20	08/31/26	Second Lien	1,950,000	1,950,000
Blackhawk Network Holdings, Inc. +, a	Cash 3.00% + L^^	08/12/19	06/15/25	Senior	962,217	940,139
BlueConic Holding, Inc. +, a	Cash 5.75% + L (0.75% Floor)^^	01/27/22	01/27/28	Senior	18,912,000	18,109,990
Brookfield WEC Holdings, Inc. +, a	Cash 2.75% + L (0.50% Floor)^	09/12/18	08/01/25	Senior	974,878	962,644
Brown Group Holding, LLC +, a	Cash 3.75% + SF (0.50% Floor)vv	06/09/22	07/02/29	Senior	997,500	995,864
Burger Bossco Intermediate, Inc. +, a	Cash 4.25% + L (1.00% Floor)^	01/01/21	04/25/24	Senior	151,600	124,312
Burger Bossco Intermediate, Inc. +, a	PIK 10.00% + L (1.00% Floor)^^	12/31/20	04/25/25	Second Lien	342,377	1
Campaign Monitor (UK) Limited +, a	Cash 7.90% + L (1.00% Floor)^^	01/01/21	11/06/25	Second Lien	183,333	180,745
Campaign Monitor (UK) Limited +, a	Cash 8.90% + L (1.00% Floor)^^	01/01/21	11/06/25	Second Lien	1,466,667	1,445,963
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	4,863,488	4,345,590
CapitalSpring Finance Company, LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	3,401,088	2,560,119
Carestream Dental Equipment, Inc. +, a	Cash 4.50% + L (0.50% Floor)^^	11/26/21	09/01/24	Senior	1,376,009	1,295,927
Carestream Dental Equipment, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	11/26/21	09/01/25	Second Lien	3,000,000	2,820,000
Cengage Learning, Inc. +, a	Cash 4.75% + L (1.00% Floor)^^	08/06/21	07/14/26	Senior	1,382,500	1,246,414
Central Parent, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	07/12/22	07/06/29	Senior	1,000,000	992,670
Charlotte Buyer Inc +, a	Cash 5.25% + SF (0.50% Floor)vv	08/16/22	02/11/28	Senior	1,000,000	950,420
Charter NEX US, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	05/31/19	12/01/27	Senior	1,438,195	1,399,658
Cheniere Energy Partners +, a	Cash 3.75% + L (0.50% Floor)^^	06/09/21	06/04/28	Senior	3,250,500	3,240,342
Clydesdale Acquisition Holdings, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	04/19/22	04/13/29	Senior	1,293,500	1,235,131
CommScope, Inc. +, a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	2,455,962	2,321,498
ConnectWise, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	10/06/21	09/29/28	Senior	1,683,000	1,603,057
Conservice Midco, LLC, +, a	Cash 4.25% + L^	05/18/20	05/13/27	Senior	1,661,750	1,616,401
Conterra Ultra Broadband Holdings, Inc. +, a	Cash 4.70% + L (1.00% Floor)^	06/06/19	04/30/26	Senior	1,640,569	1,582,805
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^	03/27/19	01/04/26	Senior	2,887,500	1,692,147
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	31,200,000	14,040,000
Convergint Tech LLC +, a	Cash 6.75% + L (0.75% Floor)^	04/12/21	03/30/29	Second Lien	1,400,000	1,243,662
Cornerstone OnDemand, Inc. +, a	Cash 3.75% + L (0.50% Floor)^	10/22/21	10/16/28	Senior	1,191,000	1,068,923
Critical Start +, a	Cash 5.25% + SF (0.75% Floor)vv	05/18/22	05/18/28	Senior	8,180,667	8,150,915
Critical Start, Inc. +, a, e	Cash 6.00% + SF (0.75% Floor)vv	05/18/22	05/18/28	Senior	1,798,333	(32,323)
Crown Subsea Communications Holding, Inc. +, a	Cash 5.00% + L (0.75% Floor)^^	05/05/21	04/27/27	Senior	4,487,671	4,390,423
CSC Holdings, LLC +, a	Cash 2.50% + L^	08/11/21	04/15/27	Senior	3,455,584	3,097,067
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	2,892,342	2,709,314
DCert Buyer, Inc. +, a	Cash 4.00% + L^	10/24/19	10/16/26	Senior	1,948,674	1,886,736
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + SF (1.00% Floor)vv	06/01/20	04/09/27	Senior	975,000	913,000
Delta Topco, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	01/06/21	12/01/27	Senior	2,068,500	1,917,499
Dentive Capital, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	10,125,421	9,821,658
DexKo Global Inc. +, a	Cash 3.75% + L (0.50% Floor)^^	10/07/21	09/22/28	Senior	254,943	229,413
Dexko Global, Inc. +, a	Cash 3.75% + L (0.50% Floor)^^	10/07/21	10/04/28	Senior	1,333,057	1,199,565

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
DG Investment Intermediate Holdings 2, Inc. +, a, e, f	Cash 4.75% + SF (0.75% Floor)vv	11/15/22	03/31/28	Senior	$997,500	$960,094
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 3.50% + L (0.75% Floor)^	04/23/21	03/31/28	Senior	1,280,542	1,227,720
Diamond Parent Holdings Corp. +, a	Cash 6.25% + L (1.00% Floor)^^	12/23/16	08/04/25	Senior	(31,186)	—
Diamond Parent Midco Inc. +, a	Cash 6.25% + L (1.00% Floor)^^	09/01/22	08/04/25	Senior	29,289,835	29,042,348
Dwyer Instruments, LLC +, a	Cash 6.00% + L (0.75% Floor)^^	07/01/22	07/21/27	Senior	10,990,866	213,797
EAB Global, Inc. +, a	Cash 4.00% + SF (0.75% Floor)v	08/25/21	11/19/26	Senior	4,125,758	2,100,605
ECI Macola/Max Holding, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	09/13/21	11/09/27	Senior	1,674,372	1,611,583
Element Materials Technology Group US Holdings Inc.(EM Midco 2 US LLC) +, a, f	Cash 4.25% + SF (0.50% Floor)vv	08/17/22	06/22/29	Senior	315,789	309,343
Element Materials Technology Group US Holdings Inc.(EM Midco 2 US LLC) +, a	Cash 4.25% + SF (0.50% Floor)vv	08/17/22	06/22/29	Senior	684,211	670,242
Endurance International Group Holdings, Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	04/28/21	02/10/28	Senior	3,841,500	3,466,954
Engineered Machinery Holdings, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	08/16/21	05/21/28	Senior	1,584,000	1,536,234
Envision Healthcare Holdings, Inc. +, a	Cash 4.50% + SF (1.00% Floor)v	04/29/22	04/29/28	Second Lien	42,188,402	35,024,436
Epiq Systems +, a	Cash 4.75% + SF (0.75% Floor)v	06/02/22	04/26/29	Senior	3,990,000	3,685,762
Evergreen Services Group +, a	Cash 6.00% + SF (0.75% Floor)vv	06/15/22	06/14/29	Senior	7,969,459	8,008,277
Evergreen Services Group, LLC +, a, e	Cash 6.00% + SF (0.75% Floor)vv	06/15/22	06/14/29	Senior	1,377,912	1,384,623
Explorer Holdings, Inc. +, a	Cash 8.00% + L (0.50% Floor)^	02/04/20	02/04/28	Second Lien	16,625,443	15,627,916
Explorer Holdings, Inc. +, a, e	Cash 8.00% + L (0.50% Floor)^	02/04/20	02/04/28	Second Lien	2,866,456	2,694,468
Filtration Group Corporation +, a	Cash 3.50% + L (0.50% Floor)^	11/01/21	10/21/28	Senior	2,073,750	2,040,912
First Student Bidco Inc. +, a	Cash 3.00% + L (0.50% Floor)^^	08/11/21	08/21/28	Senior	1,093,975	992,098
First Student Bidco, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	08/05/22	07/21/28	Senior	1,000,000	952,500
Flynn Restaurant Group LP +, a	Cash 4.25% + L (0.50% Floor)^	12/10/21	11/22/28	Senior	2,282,750	2,146,732
Galls, LLC +, a	Cash 6.25% + L (1.00% Floor)^^	12/22/20	01/31/25	Senior	515,345	486,347
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/05/18	05/30/25	Senior	1,181,805	1,183,690
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	01/01/21	06/22/24	Senior	1,915,935	1,879,207
Gopher Resource, LLC +, a	Cash 3.25% + L (1.00% Floor)^	07/09/21	03/06/25	Senior	1,899,226	1,103,129
Great American Outdoors Group, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	05/14/21	03/06/28	Senior	1,764,169	1,699,115
GTT Communications, Inc. +, a	Cash 2.75% + L^^^	07/02/18	05/31/25	Senior	—	1
Heartland Dental Holdings, Inc. +, a, e	Cash 3.50%	05/15/18	04/30/25	Senior	2,193,807	2,093,551
Heartland Dental Holdings, Inc. +, a	Cash 3.50% + L^	05/15/18	04/30/25	Senior	607,561	563,057
Heartland Dental, LLC +, a	Cash 4.00% + L^	06/21/21	04/30/25	Senior	987,500	920,103
Heartland Home Services, Inc. +, a	Cash 6.75% + SF (1.00% Floor)v	11/08/22	12/15/26	Senior	12,000,000	11,786,503
Help/Systems Holdings Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	11/05/21	11/19/27	Second Lien	3,600,000	3,060,000
Help/Systems Holdings Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	06/25/21	11/19/26	Senior	4,125,758	3,730,716
Hornblower Sub, LLC +, a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	938,763	661,162
Husky Injection Molding Systems Ltd. +, a	Cash 3.25% + L (1.00% Floor)^^	07/15/19	03/28/25	Senior	962,119	901,308
Hyland Software Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	10/27/20	07/01/24	Senior	2,961,497	2,927,810
Idera, Inc. +, a, b	Cash 3.75% + L (0.75% Floor)^	12/17/18	06/27/24	Senior	1,248,155	1,180,286
Imperial Dade +, a	Cash 4.63% + SF (0.50% Floor)vv	06/24/22	06/11/26	Senior	992,500	967,688
Indy US Bidco, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	03/29/21	03/06/28	Senior	982,563	858,927
INNIO Group Holdings GmbH +, a	Cash 3.25% + E###	11/30/18	10/31/25	Senior	1,415,436	1,244,844

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Integrity Marketing Acquisition, LLC +, a, e	Cash 5.75% + SF (0.75% Floor)vv	06/21/22	08/27/25	Senior	$16,506,158	$15,969,708
Iris Holdings Inc. +, a	Cash 4.75% + SF (0.50% Floor)vv	06/15/22	06/28/28	Senior	2,244,375	2,046,780
KCIBT Intermediate II, Inc. +, a	Cash 1.00% + L (1.00% Floor)^^ + PIK 4.25% + L (1.00% Floor)^^	12/23/20	06/01/25	Senior	242,679	171,118
KENE Acquisition, Inc. +, a	Cash 8.25% + L^^	12/15/21	08/08/27	Second Lien	175,500	167,684
KENE Acquisition, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	01/01/21	08/09/27	Second Lien	1,462,500	1,397,368
KENE Acquisition, Inc. +, a	Cash 8.25% + L^^	08/05/22	08/09/27	Second Lien	984,997	941,130
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,313,639	1,313,639
Knowlton Development Corporation Inc. +, a	Cash 3.75% + L^^	06/24/22	12/22/25	Senior	1,492,248	1,442,817
KSLB Holdings, LLC +, a	Cash 8.75% + L (1.00% Floor)^	01/01/21	07/30/26	Second Lien	3,212,308	2,620,952
LBM Acquisition, LLC +, a	Cash 3.25% + L (0.75% Floor)^	09/07/21	12/17/27	Senior	3,253,167	2,834,843
LogMeIn, Inc. +, a	Cash 4.75% + L^	09/03/20	08/31/27	Senior	4,950,000	3,206,362
LSCS Holdings, Inc. +, a	Cash 4.50% + L (0.50% Floor)^^	02/14/22	12/16/28	Senior	2,574,000	2,466,214
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	957,500	918,898
Magenta Buyer LLC +, a	Cash 8.25% + L (0.75% Floor)^^	10/13/21	07/27/29	Second Lien	2,000,000	1,590,000
Magenta Buyer LLC +, a	Cash 5.00% + L (0.75% Floor)^^	08/02/21	07/27/28	Senior	3,465,000	2,983,157
Marnix SAS +, a	Cash 4.00% + L (0.50% Floor)^^	12/17/21	08/04/28	Senior	1,477,500	1,408,250
Maverick Bidco, Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	05/26/21	05/18/29	Second Lien	6,603,000	6,173,805
McAfee Inc. +, a	Cash 4.00% + S>>	03/09/22	03/01/29	Senior	2,593,500	2,421,214
Medline Borrower, L.P. +, a	Cash 3.25% + L (0.50% Floor)^^	11/03/21	10/23/28	Senior	1,091,750	1,039,461
Mercury Borrower, Inc. +, a	Cash 6.50% + L (0.50% Floor)^^	04/11/22	08/02/29	Second Lien	900,000	790,497
Messer Industries GmbH, Inc. +, a	Cash 2.50% + L^^	04/26/19	03/01/26	Senior	1,039,185	1,031,880
Michaels Stores, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	04/26/21	04/15/28	Senior	2,164,250	1,876,286
Mirion Technologies, Inc. +, a	Cash 2.75% + L (0.50% Floor)^^	11/05/21	10/20/28	Senior	1,176,000	1,157,102
Mitchell International, Inc. +, a	Cash 3.75% + L (0.50% Floor)^	10/21/21	10/15/28	Senior	3,771,500	3,486,695
Mitchell International, Inc. +, a	Cash 6.50% + L (0.50% Floor)^	10/26/21	10/15/29	Second Lien	1,000,000	835,625
MJH Healthcare Holdings, LLC +, a	Cash 3.50% + SF (0.50% Floor)v	04/08/22	01/28/29	Senior	1,691,500	1,632,455
MKS Instruments, Inc +, a	Cash 2.75% + SF (0.50% Floor)vv	08/26/22	08/17/29	Senior	997,500	988,059
National Spine & Pain Centers, LLC +, a	Cash 7.00% + SF (1.00% Floor)v	11/14/22	02/28/23	Senior	28,762	28,730
National Spine & Pain Centers, LLC +, a	Cash 5.00% + L (1.00% Floor)^	01/01/21	06/02/24	Senior	525,863	340,449
Navicure, Inc. +, a	Cash 4.00% + L^^	11/19/19	10/22/26	Senior	2,929,785	2,885,838
NEP Group, Inc. +, a	Cash 3.25% + L^^	02/10/22	10/20/25	Senior	1,964,194	1,703,123
NEP Group, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	12/06/21	10/20/25	Senior	1,881,000	1,647,060
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	07/16/18	10/01/27	Senior	2,216,656	2,140,459
Nexstar Broadcasting +, a	Cash 2.50% + L^	10/02/19	09/21/26	Senior	776,330	771,381
NortonLifeLock Inc. +, a	Cash 2.00% + SF (0.50% Floor)vv	09/20/22	09/12/29	Senior	2,400,000	2,364,504
NSM Top Holdings Corp. +, a	Cash 5.25% + L^	11/26/19	11/16/26	Senior	1,455,000	1,311,923
NSPC Intermediate II, LLC +, a	Cash 8.00% + SF (1.00% Floor)vv	12/27/22	02/28/23	Senior	9,587	9,577
nThrive Health Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	05/24/22	12/18/28	Senior	1,985,000	1,688,907
Oceankey (U.S.) II Corp. +, a	Cash 3.50% + L (0.50% Floor)^	01/06/22	12/15/28	Senior	1,885,750	1,731,590
OEConnection LLC +, a	Cash 4.00% + L^^	10/28/19	09/25/26	Senior	2,929,093	2,798,499
OneDigital Borrower LLC +, a	Cash 4.25% + L (0.50% Floor)^^	12/11/20	11/16/27	Senior	2,533,704	2,400,684
OneDigital Borrower LLC +, a	Cash 4.50% + L (0.75% Floor)^^	12/11/20	11/16/27	Senior	231,103	218,970
Osmose Utilities Services, Inc. +, a	Cash 3.25% + L (0.50% Floor)^^	09/01/21	06/23/28	Senior	2,468,750	2,350,164
PAI Holdco, Inc. +, a	Cash 3.50% + L (1.00% Floor)^^	11/09/20	10/22/27	Senior	1,182,000	1,048,292
Panther BF Aggregator 2 L.P. +, a	Cash 3.25% + L^	05/14/19	04/30/26	Senior	1,014,249	997,347
Pascal Midco 2, LLC +, a	Cash 6.00% + L (0.75% Floor)^^	07/01/22	07/21/27	Senior	10,990,866	10,771,049
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,617,140	3,389,466

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	01/01/21	02/13/26	Second Lien	$2,400,000	$2,217,000
PECF USS Intermediate Holding III Corporation +, a	Cash 4.25% + L (0.50% Floor)^^	10/07/22	12/15/28	Senior	994,975	833,361
Peraton Corp. +, a	Cash 3.75% + L (0.75% Floor)^^	04/12/21	02/01/28	Senior	1,929,725	1,887,917
PetVet Care Centers, LLC +, a	Cash 3.25% + L^	04/12/19	02/14/25	Senior	1,151,880	1,080,964
PetVet Care Centers, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	08/18/21	02/14/25	Senior	984,733	928,505
PG&E Corporation +, a	Cash 4.50% + L (1.00% Floor)^^	08/11/20	06/23/25	Senior	1,950,000	1,937,812
Phoenix Newco, Inc. +, a	Cash 3.50% + L (0.50% Floor)^^	12/07/21	11/15/28	Senior	2,977,500	2,874,121
Pluto Acquisition I, Inc. +, a	Cash 7.00% + L (0.50% Floor)^	07/02/21	12/14/29	Senior	3,700,000	1,138,660
PODS, LLC. +, a	Cash 3.00% + L (0.75% Floor)^	04/16/21	03/31/28	Senior	1,277,331	1,212,666
Polaris Newco, LLC +, a	Cash 4.00% + L (0.50% Floor)^	06/15/21	06/02/28	Senior	1,188,000	1,087,020
Potters Industries, LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/17/20	12/14/27	Senior	982,500	965,306
Pre-Paid Legal Services, Inc. +, a	Cash 7.00% + L (0.50% Floor)^^	01/18/22	12/14/29	Senior	3,700,000	3,472,497
Pregis TopCo LLC +, a	Cash 3.75% + L (0.75% Floor)^	12/23/20	07/31/26	Senior	987,500	960,344
Pretium PKG Holdings, Inc. +, a	Cash 6.75% + L (0.50% Floor)^^	10/05/21	10/01/29	Second Lien	1,800,000	1,122,759
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,144,395	1,089,321
Project Boost Purchaser, LLC +, a	Cash 3.50% + L^^	07/19/19	06/01/26	Senior	1,741,500	1,683,264
Project Leopard Holdings, Inc. +, a	Cash 5.25% + SF (0.50% Floor)vv	06/15/22	07/20/29	Senior	3,000,000	2,747,250
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	14,154,350	14,781,379
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	2,803,629	2,567,132
Radiate HoldCo, LLC +, a	Cash 3.50% + L (0.75% Floor)^	07/16/19	09/25/26	Senior	990,000	808,761
Radiology Partners, Inc. +, a	Cash 4.25% + L^	09/11/18	07/09/25	Senior	2,403,933	2,029,075
Radwell Parent, LLC +, a, e	Cash 6.75% + SF(0.75% Floor)vv	12/01/22	04/01/29	Senior	1,206,529	(9,990)
Radwell Parent, LLC +, a	Cash 6.50% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	6,001,484	5,821,439
Radwell Parent, LLC +, a	Cash 5.75% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	14,111,669	13,758,877
RBMedia +, a	Cash 4.00% + L^^	06/17/22	08/29/25	Senior	2,000,000	1,960,890
RC Buyer, Inc. +, a	Cash 6.50% + L (0.75% Floor)^^	08/03/21	07/26/29	Second Lien	2,800,000	2,538,676
RealPage, Inc. +, a	Cash 3.00% + L (0.50% Floor)^	04/26/21	04/24/28	Senior	3,950,000	3,764,350
Red Planet Borrower, LLC +, a	Cash 3.75% + L (0.50% Floor)^^	10/04/21	10/02/28	Senior	2,172,500	1,370,847
Redstone Holdco 2 L.P. +, a	Cash 4.75% + L (0.75% Floor)^^	05/10/21	04/27/28	Senior	3,755,172	2,635,661
Redstone Holdco 2 L.P. +, a	Cash 7.75% + L (0.75% Floor)^^	05/03/21	04/16/29	Second Lien	3,000,000	1,520,640
Refficiency Holdings LLC +, a	Cash 4.00% + L (0.75% Floor)^	02/04/21	12/16/27	Senior	1,479,625	1,403,173
Refficiency Holdings LLC +, a	Cash 3.75% + L (0.75% Floor)^	02/04/21	12/16/27	Senior	289,717	274,747
Rent-A-Center, Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	03/02/21	02/17/28	Senior	982,500	949,341
Restaurant Technologies, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	04/06/22	04/02/29	Senior	3,474,495	3,419,772
Restoration Hardware, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	05/24/22	10/20/28	Senior	4,488,750	4,223,622
RLG Holdings, LLC +, a	Cash 4.25% + L (0.75% Floor)^^	07/19/21	07/10/28	Senior	1,980,000	1,869,457
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	2,620,905	2,526,225
Rough Country, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	08/03/21	07/26/28	Senior	1,876,250	1,802,054
S2P Acquisition Borrower, Inc +, a	Cash 4.00% + SFv	10/07/19	08/14/26	Senior	967,500	942,466
Sabre GLBL Inc. +, a	Cash 3.50% + L (0.50% Floor)^	08/09/21	12/17/27	Senior	1,871,500	1,710,084
Safe Fleet Holdings LLC +, a, b	Cash 3.75% + SF (0.50% Floor)vv	03/04/22	02/23/29	Senior	3,870,750	3,752,228
SCIH Salt Holdings, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	04/17/20	03/16/27	Senior	803,336	782,963
Senneca Holdings, Inc. +, a	PIK 11.00%	01/01/21	05/11/26	Second Lien	1,276,647	3
Senneca Holdings, Inc. +, a	PIK 10.00%	01/01/21	11/11/25	1.5 Lien	1,261,667	1
Shearer's Foods, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	09/25/20	09/23/27	Senior	32,997	31,554
Shearer's Foods, LLC +, a	Cash 3.50% + L (1.00% Floor)^^	05/17/18	09/23/27	Senior	3,065,163	2,959,749
Shearer's Foods, LLC +, a	Cash 7.75% + L (1.00% Floor)^^	10/14/20	09/22/28	Second Lien	960,000	897,600
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	25,424,249	25,519,695
Skopima Consilio Parent LLC +, a	Cash 4.00% + L (0.50% Floor)^^	05/18/21	04/30/28	Senior	6,616,250	6,275,976
Sorenson Communications, LLC +, a	Cash 5.50% + L (0.75% Floor)^^	03/23/21	03/12/28	Senior	2,475,000	2,370,592
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + L^	08/23/18	06/27/25	Senior	1,333,500	1,091,536

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Sovos Compliance, LLC +, a	Cash 4.50% + L (0.50% Floor)^^	08/16/21	08/11/28	Senior	$1,432,549	$1,323,317
Sovos Compliance, LLC +, a, f	Cash 4.50% + L (0.50% Floor)^^	08/16/21	08/11/28	Senior	249,085	230,093
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	06/05/19	07/30/25	Senior	3,358,467	3,289,501
SSH Group Holdings, Inc. +, a	Cash 8.25% + L^^	01/01/21	07/30/26	Second Lien	3,072,688	2,692,812
Star US Bidco, LLC +, a	Cash 4.25% + L (1.00% Floor)^	04/24/20	03/17/27	Senior	1,263,822	1,206,950
SuperMoose Borrower, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	960,000	831,360
Tank Holding Corp. +, a, e	Cash 6.00% + SF (0.75% Floor)vv	03/31/22	03/31/28	Senior	795,545	129,130
Tank Holdings Corporation +, a	Cash 6.00% + L (0.75% Floor)^	04/11/22	03/31/28	Senior	21,438,270	20,366,356
TecoStar Holdings, Inc. +, a	Cash 8.50% + L (1.00% Floor)^^	01/01/21	11/01/24	Second Lien	525,000	481,714
Telenet Financing USD LLC +, a	Cash 2.00% + L^	04/27/20	04/30/28	Senior	2,400,000	2,341,800
Tivity Health Inc +, a	Cash 6.00% + SF (0.75% Floor)vv	06/28/22	06/28/29	Senior	15,611,873	15,592,302
TLP Acquisition Holdings, LLC +, a	Cash 8.00% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	43,551,847	42,435,989
Tory Burch LLC +, a	Cash 3.50% + L (0.50% Floor)^	04/30/21	04/16/28	Senior	985,000	912,770
Trident TPI Holdings, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	09/22/21	09/15/28	Senior	1,679,662	1,616,976
Trilon Group, LLC +, a	Cash 5.75% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	10,486,875	10,481,318
Trilon Group, LLC +, a, e	Cash 5.75% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	1,050,000	443,412
Triton Water Holdings, Inc. +, a	Cash 3.50% + L (0.50% Floor)^^	04/19/21	03/31/28	Senior	1,379,002	1,287,126
UKG Inc. +, a	Cash 3.25% + L (0.75% Floor)^^	07/13/20	05/04/26	Senior	980,119	934,788
Upstream Newco, Inc. +, a	Cash 4.25% + L^	08/04/21	11/20/26	Senior	3,447,500	2,996,464
Utz Quality Foods, LLC +, a	Cash 3.00% + L^^	01/29/21	01/20/28	Senior	3,626,009	3,598,814
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	3,551,705	3,272,577
Virtusa Corporation +, a	Cash 3.75% + SF (0.75% Floor)vv	02/28/22	02/11/28	Senior	2,183,500	2,113,442
Vision Solutions, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	05/06/21	04/24/28	Senior	3,851,250	3,199,426
Vision Solutions, Inc. +, a	Cash 7.25% + L (0.75% Floor)^^	09/07/21	04/23/29	Second Lien	2,300,000	1,715,662
VS Buyer, LLC +, a	Cash 3.00% + L^^	04/10/20	02/28/27	Senior	1,945,000	1,895,159
Weld North Education LLC +, a	Cash 3.75% + L (0.75% Floor)^^	01/06/21	12/15/27	Senior	1,274,000	1,251,387
Whatabrands LLC +, a	Cash 3.25% + L (0.50% Floor)^	08/05/21	07/21/28	Senior	2,970,000	2,877,187
Woof Holdings, Inc. +, a	Cash 7.25% + L (0.75% Floor)^^	01/08/21	12/22/28	Second Lien	7,200,000	6,536,988
WP CityMD Bidco LLC +, a	Cash 3.25% + L (0.50% Floor)^^	09/01/19	12/22/28	Senior	5,903,117	5,898,276
WWEX UNI TopCo Holdings, LLC +, a	Cash 4.00% + L (0.75% Floor)^^	08/03/21	07/26/28	Senior	2,673,000	2,454,897
Zacapa S.à.r.l. +, a	Cash 4.25% + SF (0.50% Floor)vv	07/31/18	07/02/25	Senior	2,224,689	2,144,745
Zayo Group Holdings, Inc. +, a	Cash 3.00% + L^	04/24/20	03/09/27	Senior	2,919,474	2,378,583
Total North America (5.58%)						707,566,515
Rest of World (0.27%)
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 4.50% + L^	10/05/18	07/10/25	Senior	$22,171,514	$18,921,215
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 3.25% + E#	10/05/18	09/29/25	Senior	2,401,128	2,058,806
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 7.25% + E#	10/11/18	09/28/26	Second Lien	13,678,916	11,494,152
Gems Education +, a	Cash 5.00% + L (1.00% Floor)^^^	08/15/22	07/31/26	Senior	1,995,000	1,983,529
Total Rest of World (0.27%)						34,457,702
Western Europe (2.59%)
Acuris Finance US, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	03/11/21	02/16/28	Senior	$677,083	$666,927
AD Education +, a	PIK 8.50%	06/21/22	03/30/29	Mezzanine	11,891,373	11,776,604
AEA International Holdings (Luxembourg) S.a.r.l. +, a	Cash 3.75% + L (0.50% Floor)^^	09/15/21	09/07/28	Senior	2,277,000	2,259,922
AI Convoy (Luxembourg) S.à.r.l. +, a	Cash 3.50% + L (1.00% Floor)^^	05/20/20	01/18/27	Senior	1,842,334	1,820,456
AI PLEX AcquiCo GmbH +, a	Cash 4.75% + L^^^	08/23/19	07/31/26	Senior	4,844,774	4,063,555
Albion Financing 3 S.à.r.l. +, a	Cash 5.25% + L (0.50% Floor)^^	01/14/22	08/17/26	Senior	2,475,000	2,353,317
Alcumus +, a	Cash 5.75% + S>>	06/29/22	03/09/29	Senior	1,984,236	1,866,187

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Alcumus +, a, e	Cash 5.75% + S>>	03/09/22	03/09/29	Senior	$—	$—
Altice France S.A. +, a	Cash 4.00% + L^^	01/27/21	08/14/26	Senior	2,948,823	2,751,016
Anticimex +, a	Cash 3.50% + L (0.50% Floor)^^	01/21/22	11/16/28	Senior	2,673,000	2,586,127
Asgard Investments B.V. +, a	Cash 5.75% + E##	03/15/22	03/15/29	Senior	13,721,320	13,040,524
Aston Finco S.à.r.l. +, a	Cash 4.25% + L^^	11/14/19	10/09/26	Senior	2,723,000	2,462,562
Aston Finco S.à.r.l. +, a	Cash 8.25% + L^^	10/25/19	10/09/27	Second Lien	36,733,592	30,335,779
Auris Luxembourg III S.à.r.l. +, a	Cash 3.75% + L^	04/04/19	02/27/26	Senior	963,712	864,931
Babar Bidco +, a	Cash 4.00% + E###	12/04/20	11/17/27	Senior	1,214,051	1,028,235
BK LC Lux SPV S.à.r.l. +, a	Cash 3.25% + L (0.50% Floor)^^^	07/09/21	04/28/28	Senior	1,866,750	1,825,336
CD&R Firefly Bidco Limited +, a	Cash 4.75% + S>>>	08/31/18	06/23/25	Senior	5,199,152	4,431,361
CD&R Firefly Bidco Limited +, a	Cash 8.35% + S>>>	06/21/18	06/18/26	Second Lien	44,095,247	36,935,027
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + L^^^	02/28/22	08/31/30	Mezzanine	6,648,197	6,104,406
Cidron Kuma 2 S.à.r.l. +, a	Cash 7.00% + E (0.50% Floor)###	01/01/21	02/28/26	Second Lien	1,146,938	928,422
Compass IV Limited +, a	Cash 4.00% + E###	07/06/18	05/09/25	Senior	341,033	191,018
Constellation Automotive Group Limited +, a	Cash 4.75% + S>>>	09/03/21	07/28/28	Senior	1,387,192	837,564
Constellation Automotive Limited +, a	Cash 7.50% + S>>>	10/18/21	07/30/29	Second Lien	1,372,084	496,983
Constellation BidCo GmbH +, a	Cash 6.00% + E##	10/26/22	06/27/29	Senior	26,760,488	27,852,037
CTEC III GmbH +, a	Cash 3.75% + E##	03/29/18	03/07/25	Senior	4,055,926	3,227,422
Dragon Bidco Limited +, a	Cash 6.00% + S>>	03/09/22	03/09/29	Senior	8,941,459	7,940,970
EG Group Limited +, a	Cash 4.00% + L^	05/22/18	02/07/25	Senior	1,347,758	1,295,102
Envirotainer +, a	Cash 6.00% + E##	07/29/22	07/27/29	Senior	8,191,195	8,362,074
Envirotainer +, a	Cash 6.00% + L (0.75% Floor)^^	07/29/22	07/27/29	Senior	4,089,559	3,978,557
Envirotainer +, a, e	Cash 6.00% + E##	07/29/22	07/27/29	Senior	—	—
Fusilli AcquiCo S.à.r.l. +, a	Cash 6.00% + E###	01/27/22	10/12/23	Senior	1,114,648	817,122
Grupo Iberica de Congelados, SA +, a	Cash 7.00% + E#	06/28/19	11/28/24	Senior	1,094,459	839,737
HIG Finance 2 Limited +, a	Cash 3.25% + L (0.75% Floor)^ + P 2.25% (1.75% Floor)	10/05/21	11/12/27	Senior	3,168,197	3,090,687
HNVR Holdco Limited +, a	Cash 5.50% + E###	01/25/22	09/12/27	Senior	1,691,173	1,396,094
Holding Socotec SAS +, a	Cash 4.00% + L (0.75% Floor)^^	09/10/21	06/30/28	Senior	1,485,000	1,403,941
Hunter Douglas NV +, a	Cash 3.50% + SF (0.50% Floor)vv	03/07/22	02/26/29	Senior	1,791,000	1,584,874
Hunter Holdco 3 Limited +, a	Cash 4.25% + L (0.50% Floor)^^	08/26/21	08/19/28	Senior	3,085,188	3,035,053
Hurtigruten AS +, a	Cash 8.00% + E##	01/10/22	06/22/23	Senior	1,697,931	1,440,385
IGT Holding IV AB +, a	Cash 3.50% + L(0.50% Floor)^^^	07/21/21	03/31/28	Senior	1,866,750	1,834,082
International Park Holdings B.V. +, a	Cash 3.50% + L^^	11/16/21	06/13/24	Senior	2,967,557	2,771,775
ION Trading Finance Limited +, a	Cash 4.75% + L (1.00% Floor)^^	05/25/21	04/01/28	Senior	2,758,000	2,623,051
Loire UK Midco 3 Limited +, a	Cash 3.75% + L (0.75% Floor)^^^	07/09/21	04/21/27	Senior	1,273,917	1,197,482
Loire UK Midco 3 Limited +, a	Cash 3.25% + L^^^	06/08/20	04/21/27	Senior	1,365,391	1,283,468
Mar Bidco S.à.r.l. +, a	Cash 4.25% + L^^	07/30/21	07/06/28	Senior	2,962,500	2,710,687
Matador Bidco S.à.r.l. +, a	Cash 4.75% + L^	11/12/19	10/15/26	Senior	3,352,679	3,315,380
Nomad Foods Limited +, a	Cash 3.75% + SF (0.50% Floor)vv	12/09/22	11/12/29	Senior	1,184,960	1,183,603
Osmosis Buyer Limited +, a	Cash 4.00% + L (0.50% Floor)^^	08/03/21	07/30/28	Senior	3,491,250	3,297,049
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	29,558,262	27,433,294
Paradocs Holding S.à.r.l. +, a	Cash 3.75% + L (0.75% Floor)^^	06/02/21	02/17/28	Senior	1,866,750	1,818,915
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + SFvvv	03/30/22	03/01/29	Senior	1,488,750	1,449,670
Pegasus BidCo B.V. +, a	Cash 4.25% + SF (0.50% Floor)vv	05/05/22	07/12/29	Senior	2,765,370	2,682,409
Rainbow Jvco Ltd. +, a	Cash 7.25% + E##; PIK 7.25%	02/24/22	02/24/30	Mezzanine	9,256,340	8,429,634
RivieraTopco S.à.r.l. +, a	PIK 8.50% + E (1.00% Floor)###	01/01/21	05/08/24	Mezzanine	2,049,873	1,689,196
Sapphire Bidco B.V. +, a	Cash 3.00% + E##	05/25/18	05/05/25	Senior	2,271,578	2,041,204

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Seren Bidco AB +, a	Cash 7.25% + SR ¤¤	11/16/21	11/16/29	Second Lien	$16,653,255	$13,697,030
Sevetys Invest +, a, e	Cash 6.25% + E##	12/16/22	12/07/28	Senior	670,269	655,208
Sevetys Invest +, a	Cash 6.25% + E##	12/16/22	12/07/28	Senior	14,645,246	14,316,167
Sitel Group +, a	Cash 3.75% + L (0.50% Floor)^^	10/15/21	08/28/28	Senior	1,777,500	1,759,281
Spinnaker DebtCo Limited +, a	Cash 6.25% + E##	12/21/22	12/14/29	Senior	15,346,207	14,880,018
Starfruit Finco B.V. +, a	Cash 2.75% + L^^	11/14/18	10/01/25	Senior	2,760,353	2,727,919
Summer (BC) Bidco B LLC +, a	Cash 4.50% + L (0.75% Floor)^^	09/08/21	12/04/26	Senior	987,500	919,200
Sunshine Luxembourg VII S.à.r.l. +, a	Cash 3.75% + L (0.75% Floor)^^	10/22/19	10/01/26	Senior	2,736,263	2,627,195
team.blue Finco S.à.r.l. +, a	Cash 3.75% + E###	06/25/21	03/27/28	Senior	4,056,317	3,435,738
Vertical Midco GmbH +, a	Cash 3.50% + L^^^	09/09/20	07/30/27	Senior	3,910,607	3,772,836
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/31/28	Senior	5,486,250	5,417,995
Ziggo Financing Partnership +, a	Cash 2.50% + L^	02/27/20	04/30/28	Senior	2,500,000	2,443,562
Total Western Europe (2.59%)						328,303,362
Total Direct Debt (8.91%)						$1,130,253,452
Total Direct Investments (69.19%)						$8,778,467,618
Secondary Investments *, c (12.16%)

	Acquisition Date	Fair Value
Asia - Pacific (1.17%)
Baring Asia Private Equity Fund IV, L.P. +, a, e	11/24/09	$5,492
CVC Capital Partners Asia Pacific III, L.P. +, a, e	01/11/13	219,782
MBK Partners Colonel Fund, L.P. +, a, e	09/20/21	86,455,732
TPG Asia VII (B), L.P. +, a, e	12/07/18	20,483,108
TRG Growth Partnership (Offshore) II, L.P. +, a, e	08/02/10	154,415
TRG Growth Partnership (Offshore), L.P. +, a, e	08/02/10	5,343
TRG Growth Partnership II, L.P. +, a, e	07/08/10	459,327
Yunfeng Capital Fund III, L.P. +, a, e	05/18/21	37,126,991
Yunfeng Capital Fund IV, L.P. +, a, e	05/31/21	3,532,216
Total Asia - Pacific (1.17%)		148,442,406
North America (8.82%)
Abingworth Bioventures V, L.P. +, a, e	06/30/12	$29,963
Apollo Investment Fund VII, L.P. +, a, e	07/01/10	19,170
Apollo Overseas Partners (Delaware) VII, L.P. +, a, e	10/01/09	8,669
Ares PE Extended Value Fund, L.P. +, a, e	11/14/19	40,452,980
Avenue Golden Continuation Fund PV, L.P. +, a, e	04/26/22	21,987,749
Bain Capital Fund X, L.P. +, a, e	06/30/11	4,607,371
Berkshire Fund VIII, L.P. +, a, e	09/03/21	34,999,839
Berkshire Fund X-A, L.P. +, a, e	09/03/21	8,848,639
Bertram Growth Capital II-A, L.P. +, a, e	09/30/15	182,947
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	05/12/22	105,702
Clayton, Dubilier & Rice Fund VIII, L.P. +, a, e	03/29/12	1,839,143
DST Opportunities Access Offshore L.P. +, a, e	09/30/20	10,864,696
ECP Terra-Gen Growth Fund, L.P. +, a, e	03/23/21	3,713,216
EETF Sidecar, L.P. +, a, e	04/30/21	7,653,551
EnCap Energy Co-Investment Fund I-C, L.P. +, a, e	04/30/21	1,467,846
EnCap Energy Transition Fund I, L.P. +, a, e	04/30/21	4,027,875
Energy Capital Partners Credit Solutions II, L.P. +, a, e	02/03/21	2,735,542
Energy Capital Partners III, L.P. +, a, e	02/01/21	5,608,859
Frazier Healthcare VI, L.P. +, a	06/30/12	154,181
FS Equity Partners V, L.P. +, a, e	08/07/12	891,926

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2022 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
GA Continuity Fund I L.P. (Bermuda) +, a, e	06/30/21	$64,187,160
General Atlantic Investment Partners 2021, L.P. +, a, e	07/02/21	3,326,081
General Atlantic Investment Partners 2022, L.P. +, a, e	12/01/22	—
Genstar Capital Partners V, L.P. +, a, e	09/30/15	56,397
Green Equity Investors Side CF, L.P. +, a, e	04/16/21	44,358,814
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	35,415,668
Gryphon Partners 3.5, L.P. +, a, e	05/21/13	503,945
Gryphon Partners IV L.P. +, a, e	02/08/16	24,598,934
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a, e	12/30/10	219,064
Icon Partners IV, L.P. +, a, e	05/26/21	33,849,150
Icon Partners V, L.P. +, a, e	12/27/21	75,693,811
Insight Venture Partners Continuation Fund, L.P. +, a, e	09/09/19	54,169,753
Investcorp Private Equity 2007 Fund, L.P. +, a, e	03/31/11	8,474
KKR Associates Indigo Equity Partners, L.P. +, a	06/09/22	121,987,113
KSL Capital Partners CV I, L.P. +, a, e	05/23/22	33,241,141
Lee Equity Partners II, L.P. +, a, e	06/30/17	5,824,059
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	11,244,021
LEP Captive Co-Invest II, L.P. +, a	07/01/22	14,431,625
Madison Dearborn Capital Partners V, L.P. +, a, e	03/31/11	236,509
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	6,058,995
MidOcean Partners III, L.P. +, a, e	06/30/11	927
Monomoy Capital Partners II, L.P. +, a, e	09/30/15	519,512
New Enterprise Associates 17, L.P. +, a, e	09/30/20	6,272,733
Northgate Growth Fund, L.P. +, a, e	12/20/19	5,848,183
NVP VIII PG, L.P. +, a, e	05/31/19	91,324,401
Oak Investment Partners XII, L.P. +, a	06/28/12	133,347
Pamlico Capital GP II, LLC +, a	03/31/14	2,523
Providence Equity Partners IV, L.P. +, a, e	06/30/11	782
Providence Equity Partners V, L.P. +, a, e	06/30/11	6,820
Providence Equity Partners VI-A, L.P. +, a, e	06/30/11	709,382
Providence Equity Partners VII-A, L.P. +, a, e	06/30/13	1,686,973
PT2, L.P. +, a, e	12/21/21	9,825,079
Revelstoke EPIC Fund I, L.P. +, a, e	11/20/19	95,542,689
Samson Partners, L.P. +, a, e	12/21/20	40,165,082
Silver Lake Partners III, L.P. +, a, e	03/31/13	966,447
Silver Lake Partners V, L.P. +, a, e	09/30/20	5,731,333
Silver Lake Partners VI, L.P. +, a, e	09/30/22	19,197,874
SL SPV-1, L.P. +, a	12/01/17	2,958,156
SL SPV-2, L.P. +, a	06/30/10	8,676,298
Sun Capital Partners V, L.P. +, a, e	09/30/13	3,327,221
TA Atlantic & Pacific VI, L.P. +, a, e	09/30/15	120,077
TA XI, L.P. +, a, e	09/30/15	953,183
TCV VII (A), L.P. +, a, e	09/30/13	604,613
TorQuest Partners Fund (U.S.) II, L.P. +, a, e	09/30/15	233,657
TPG Partners V, L.P. +, a, e	07/11/11	14,980
TPG Partners VI, L.P. +, a, d, e	12/31/12	1,445,501
Trident VIII, L.P. +, a, e	09/30/22	28,730,726
Vistria Fund III, L.P. +, a, e	07/29/19	15,781,024
Vistria Fund IV, L.P. +, a, e	10/01/22	32,865,723
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	221,258
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/31/18	61,069,681

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2022 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	$3,960,424
Total North America (8.82%)		1,118,507,187
Western Europe (2.17%)
3i Eurofund Vb, L.P. +, a	06/30/11	$82,271
3i Growth Capital B, L.P. +, a, e	10/01/14	73,296
Abingworth Bioventures III, L.P. +, a, e	09/30/15	8,626
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a, e	06/30/12	25,570
Advent International GPE VI, L.P. +, a	04/30/11	311,248
Apax Europe VI - A, L.P. +, a, e	07/01/11	55,148
Apax Europe VII - B, L.P. +, a, e	04/30/11	11,288
Astorg IQ-EQ Fund SCSp +, a, e	01/13/22	18,714,654
BC European Capital IX, L.P. +, a, e	09/30/14	2,920,906
Carlyle Europe Partners II, L.P. +, a, e	12/28/12	19,301
Carlyle Europe Partners III, L.P. +, a, e	09/30/14	160,979
CCP IX L.P. No.2 +, a	09/30/14	168,814
CD&R Value Building Partners I, L.P. +, a	12/17/21	48,116,096
Daiwa ICP European Infrastructure 1, L.P. +, a, e	12/22/22	41,002,087
EPIC I-b Fund SLP +, a, e	11/30/20	19,673,093
ESP Golden Bear Europe Fund +, a, e	12/31/16	3,787,769
Galileo III FCPR +, a, e	09/30/15	30,433
Graphite Capital Partners VII, L.P. +, a, e	09/30/15	187,005
Italian Private Equity Fund IV, L.P. +, a, e	01/29/16	15,468
KKR European Fund III, L.P. +, a, e	11/01/10	162,387
Montagu+ SCSp +, a, e	12/06/21	39,918,445
Permira Europe II, L.P. +, a	11/29/13	25,147
Permira Europe III, L.P. +, a	09/30/13	57,378
Permira IV, L.P. +, a	09/30/15	6,770,859
Permira VII L.P. +, a, e	09/29/22	29,840,695
Rivean Special Opportunity Fund I Coöperatief U.A. +, a, e	11/29/22	31,780,938
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	462,405
STG Alternative Investments S.C.A. SICAV-RAIF +, a, e	09/17/21	18,329,032
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a, e	11/20/20	11,454,380
Trilantic Europe VI SCSp +, a, e	12/10/20	1,852,338
Total Western Europe (2.17%)		276,018,056
Total Secondary Investments (12.16%)		$1,542,967,649
Primary Investments *, c (14.51%)
Asia - Pacific (1.03%)
Baring Asia Private Equity Fund V, L.P. +, a, e	12/01/10	$2,161,543
BGH Capital Fund I +, a, e	03/01/18	14,494,227
BGH Capital VCLP II +, a, e	02/01/22	—
CMC Capital Partners IV, L.P. +, a, e	12/03/21	—
CPEChina Fund III, L.P. +, a, e	03/28/18	35,781,551
CVC Capital Partners Asia VI L.P. +, a, e	12/23/22	—
Hony Capital Fund VIII, L.P. +, a, e	10/30/15	8,474,307
Hony Capital Partners V, L.P. +, a, e	12/15/11	4,119,293
J-STAR No.4-C, L.P. +, a, e	08/02/19	19,782,685
J-STAR No.5-B, L.P. +, a, e	02/28/22	51,344
Kedaara Capital III Limited +, a, e	06/17/21	2,059,575
KKR Asian Fund IV SCSp +, a, e	05/29/20	2,471,568
Primavera Capital Fund III L.P. +, a, e	05/09/18	13,018,072
Primavera Capital Fund IV, L.P. +, a, e	05/20/21	4,283,354

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2022 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Asia - Pacific (continued)
Southern Capital Fund IV L.P. +, a, e	01/26/18	$1,942,007
The Baring Asia Private Equity Fund VII, L.P. +, a, e	07/10/18	9,979,368
TPG Asia VIII (B), L.P. +, a, e	07/01/22	—
Trustbridge Partners VI, L.P. +, a, e	04/12/18	11,145,925
Total Asia - Pacific (1.03%)		129,764,819
North America (9.11%)
Advent Global Technology, L.P. +, a, e	06/25/19	$2,770,074
AEA Investors Fund VII L.P. +, a, e	02/08/19	3,309,823
American Industrial Partners Capital Fund VII, L.P. +, a, e	03/29/19	16,190,786
Apollo Investment Fund IX, L.P +, a, e	06/01/17	30,707,058
Apollo Investment Fund VIII, L.P. +, a, e	06/28/13	4,150,526
Ares Corporate Opportunities Fund IV, L.P. +, a, e	04/19/12	4,072,484
Ares Corporate Opportunities Fund V, L.P. +, a, e	12/28/15	9,861,408
Ares Corporate Opportunities Fund VI, L.P. +, a, e	06/02/20	1,704,037
Avista Capital Partners II, L.P. +, a, e	01/01/14	49,586
Bain Capital Fund XII, L.P. +, a, e	06/30/17	19,666,681
Bain Capital Fund XIII, L.P. +, a, e	08/07/20	5,725,529
Barings Transportation Fund, L.P. +, a, e	09/23/21	11,856,472
Berkshire Fund IX, L.P. +, a, e	03/18/16	14,158,383
Caltius Partners V-A, L.P. +, a, e	12/02/14	6,078,654
Carlyle Partners VII, L.P. +, a, e	11/29/17	56,188,505
Carlyle Partners VIII, L.P. +, a, e	09/10/21	1,349,317
Centerbridge Seaport Acquisition Fund, L.P. +, a	04/27/22	778,906
Clayton, Dubilier & Rice Fund IX, L.P. +, a, e	07/31/13	9,988,743
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/13/16	26,290,921
Clayton, Dubilier & Rice Fund XI, L.P. +, a, e	05/15/20	12,983,797
Clayton, Dubilier & Rice Fund XII, L.P. +, a, e	09/02/22	—
Clearlake Capital Partners V, L.P. +, a, e	12/15/17	35,673,391
Clearlake Capital Partners VI, L.P. +, a, e	12/10/19	21,870,003
Clearlake Capital Partners VII, L.P. +, a, e	09/23/21	5,994,821
Crescent Mezzanine Partners VI, L.P. +, a, e	03/30/12	664,911
Cressey & Company Fund VII-A L.P. +, a, e	06/30/22	—
ECP V, L.P. +, a, e	08/19/22	—
Frazier Healthcare Growth Buyout Fund X, L.P. +, a, e	03/10/21	5,089,262
Genstar Capital Partners IX, L.P. +, a, e	02/21/19	22,091,694
Genstar Capital Partners VI, L.P. +, a, e	09/01/12	1,819,983
Genstar Capital Partners VII, L.P. +, a, e	06/26/15	6,793,349
Genstar Capital Partners VIII, L.P. +, a, e	03/23/17	33,050,589
Genstar Capital Partners X, L.P. +, a, e	04/01/21	5,574,448
Genstar X Opportunities Fund, L.P. +, a, e	08/13/21	1,632,841
GoldPoint Mezzanine Partners IV, L.P. +, a, e	12/30/15	9,251,279
Green Equity Investors IX, L.P. +, a, e	03/01/22	—
Green Equity Investors Side VIII, L.P. +, a, e	10/18/19	28,126,897
Gryphon Heritage Partners, L.P. +, a, e	12/17/20	8,236,329
Gryphon Partners V, L.P. +, a, e	02/23/18	9,359,355
Gryphon Partners VI, L.P. +, a, e	12/17/20	7,312,762
Harvest Partners IX, L.P. +, a, e	09/24/21	1,832,701
Harvest Partners VII, L.P. +, a, e	12/14/15	12,032,865
Harvest Partners VIII, L.P. +, a, e	12/19/18	25,486,691
Hellman & Friedman Capital Partners VII, L.P. +, a, e	06/30/14	489,184
Hellman & Friedman Capital Partners X, L.P. +, a, e	05/10/21	7,443,727
HGGC Fund IV, L.P. +, a, e	04/08/22	1,516,598

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2022 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Icon Partners IV, L.P. +, a, e	09/01/21	$5,772,472
Icon Partners V, L.P. +, a, e	12/27/21	7,440,381
Insight Partners XII (Co-Investors), L.P. +, a, e	06/07/21	1,075,694
Insight Partners XIII, L.P. +, a, e	12/23/22	—
Insight Venture Partners X, L.P. +, a, e	07/06/18	14,686,315
Insight Venture Partners XI, L.P. +, a, e	12/17/19	7,761,307
Insight Ventures Partners XII, L.P. +, a, e	06/07/21	3,969,524
Jade Equity Investors II, L.P. +, a, e	03/01/22	—
KKR Americas Fund XII L.P. +, a, e	01/31/18	29,122,163
KKR Associates Indigo Equity Partners, L.P. +, a	10/01/22	1,757,718
KKR North America Fund XI, L.P. +, a, e	02/01/12	3,983,370
KKR North America Fund XIII, SCSP +, a, e	04/06/21	2,671,627
Kleiner Perkins Caufield & Byers XIX LLC +, a, e	03/05/20	9,893,583
Kohlberg TE Investors IX, L.P. +, a, e	12/20/19	16,839,954
Kohlberg TE Investors VIII, L.P. +, a, e	08/04/16	23,771,672
Leeds Equity Partners VI, L.P. +, a, e	11/25/16	16,252,690
Lerer Hippeau Select Fund III, L.P. +, a, e	12/20/19	7,860,123
Lerer Hippeau VII, L.P. +, a, e	12/20/19	3,306,949
Lux Total Opportunities, L.P. +, a, e	05/28/21	1,777,414
Lux Ventures VII, L.P. +, a, e	05/28/21	536,451
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/20/20	5,743,124
Nautic Partners IX-A, L.P. +, a, e	03/12/19	8,053,938
Nautic Partners VII-A, L.P. +, a, e	06/27/14	2,445,776
Nautic Partners X-A, L.P. +, a, e	07/19/21	2,832,061
NEA 18 Venture Growth Equity, L.P. +, a, e	12/22/21	811,393
New Enterprise Associates 14, L.P. +, a, e	05/04/12	8,560,101
New Enterprise Associates 17, L.P. +, a, e	06/06/19	8,496,350
New Enterprise Associates 18, L.P. +, a, e	12/22/21	641,230
New Mountain Capital V, L.P. +, a, e	06/29/17	49,099,561
New Mountain Partners VI, L.P. +, a, e	10/16/20	10,293,413
NexPhase Capital Fund III-A, L.P. +, a, e	09/01/16	23,091,555
Oak Hill Capital Partners IV, L.P. +, a, e	04/28/17	10,242,727
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	35,188,518
Oak Hill Capital Partners VI, L.P. +, a, e	02/25/22	1
Pamlico Capital V, L.P. +, a, e	02/03/20	1,784,891
PennantPark Credit Opportunities Fund II, L.P. +, a, e	08/03/12	1,712,489
Revelstoke Capital Partners Fund III, L.P +, a, e	02/23/22	3,248,182
Silver Lake Partners IV, L.P. +, a, e	07/30/12	15,255,256
Silver Lake Partners V, L.P. +, a, e	03/31/17	49,095,334
Silver Lake Partners VI, L.P. +, a, e	06/04/20	3,780,256
Silver Lake Partners VII, L.P. +, a, e	05/26/22	—
Spark Capital Growth Fund IV, L.P. +, a, e	10/14/21	999,899
Spark Capital VII, L.P. +, a, e	10/14/21	1,009,374
Sumeru Equity Partners Fund, L.P. +, a, e	04/27/15	5,573,618
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	525,942
TA Select Opportunities Fund II-B, L.P. +, a, e	05/27/21	1,013,602
TA XIII-B, L.P. +, a, e	05/02/19	18,750,923
TA XIV-B, L.P. +, a, e	05/27/21	6,159,498
TCV X, L.P. +, a, e	08/31/18	13,113,685
TCV XI (A), L.P. +, a, e	10/02/20	4,853,947
Thompson Street Capital Partners IV, L.P. +, a, e	12/10/15	6,121,433
Thompson Street Capital Partners V, L.P. +, a, e	05/04/18	7,599,734
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	6,340,333

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2022 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
TPG Partners IX, L.P. +, a, e	12/23/22	$—
TPG Partners VII, L.P. +, a, e	03/01/16	9,933,883
TPG Partners VIII, L.P. +, a, e	01/31/19	9,333,194
Trident IX, L.P. +, a, e	11/19/21	3,285,559
Trident VII, L.P. +, a, e	09/22/16	38,027,411
Trident VIII, L.P. +, a, e	04/05/19	23,209,717
Vista Equity Partners Fund VII, L.P. +, a, e	08/31/18	20,897,337
Vista Equity Partners Fund VIII, L.P. +, a, e	04/28/22	1
Vistria Fund II, L.P. +, a, e	12/19/17	12,060,139
Vistria Fund III, L.P. +, a, e	06/19/19	15,781,024
Vistria Fund IV, L.P. +, a, e	03/31/21	11,800,065
Warburg Pincus Global Growth 14, L.P. +, a, e	01/31/22	1,928,946
Warburg Pincus Global Growth, L.P. +, a, e	11/20/18	11,671,377
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/19/14	15,542,890
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	14,257,526
Welsh, Carson, Anderson & Stowe XIV, L.P. +, a, e	01/19/22	155,256
West Street Offshore Infrastructure Partners IV +, a, e	11/02/22	2,810,974
Windjammer Senior Equity Fund IV, L.P. +, a, e	02/06/13	5,084,426
Total North America (9.11%)		1,155,922,646
Rest of World (0.81%)
Advent Latin American Private Equity Fund VI-H L.P. +, a, e	10/17/14	$9,838,311
Altra Private Equity Fund II, L.P. +, a	12/07/12	1,163,199
Patria - Brazilian Private Equity Fund IV, L.P. +, a, e	06/30/11	5,975,256
Polish Enterprise Fund VIII, L.P. +, a, e	09/15/17	85,819,726
Total Rest of World (0.81%)		102,796,492
Western Europe (3.56%)
Adagia Capital Europe S.L.P. +, a, e	06/01/21	$2,570,309
Advent International GPE IX-C, L.P. +, a, e	05/31/19	25,441,468
Advent International GPE VII-B, L.P. +, a, e	07/01/12	2,518,479
Advent International GPE VIII-C, L.P +, a, e	03/22/16	12,089,353
Advent International GPE X (USD) +, a, e	05/31/22	530,473
Apax X USD L.P. +, a, e	07/16/19	16,785,683
Apax XI USD L.P. +, a, e	06/30/22	—
Astorg Mid-Cap +, a, e	02/22/21	1,491,265
Astorg VI, FCPI +, a, e	06/30/16	4,816,010
Astorg VIII S.à.r.l. +, a, e	12/17/21	2,160,178
Axcel VI K/S +, a, e	02/21/20	14,969,723
Bain Capital Europe Fund IV, L.P. +, a, e	09/01/14	4,416,947
Bain Capital Europe Fund VI, SCSp +, a, e	06/30/22	—
BC Partners XI, L.P. +, a, e	12/15/21	11,419,093
CapVest Equity Partners III B, L.P. +, a, e	08/30/13	3,204,941
Capvis Equity V L.P. +, a, e	01/17/18	22,096,877
Carlyle Europe Partners IV, L.P. +, a, e	08/27/13	738,170
Carlyle Europe Partners V, L.P. +, a, e	04/23/18	5,325,294
CD&R Value Building Partners I, L.P. +, a	12/17/21	5,984,953
Charterhouse Capital Partners XI +, a, e	11/26/21	1,088,373
CVC Capital Partners VI (A) L.P. +, a, e	07/05/13	9,613,718
CVC Capital Partners VIII, L.P. +, a, e	06/19/20	1,335,833
DPE Deutschland IV +, a, e	08/24/20	2,901,301
EQT IX, L.P. (USD) +, a, e	05/15/20	18,439,746
EQT Mid-Market (No.1) Feeder L.P. +, a, e	07/01/16	21,921,669

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2022 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Western Europe (continued)
Gilde Buy-Out Fund VI C.V. +, a, e	06/28/19	$16,416,100
Graphite Capital Partners IX L.P. +, a, e	04/11/18	8,835,038
Hg Genesis 10 L.P. +, a, e	04/14/22	108,708
Hg Saturn 3 L.P. +, a, e	02/25/22	285
Hg Saturn I L.P. +, a, e	06/28/18	19,067,115
HgCapital 8 L.P. +, a, e	12/19/16	23,139,627
HgCapital Mercury 2 +, a, e	02/15/17	14,993,682
Index Ventures Growth III (Jersey) L.P. +, a, d	03/18/15	21,157,478
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	27,741,677
KKR European Fund VI (USD) +, a, e	11/01/21	2
Livingbridge 7 L.P. +, a, e	09/04/20	10,274,378
MCH Iberian Capital Fund V FCR +, a, e	12/10/21	9,102,744
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	889,737
Nordic Capital IX, L.P. +, a, e	07/18/17	37,305,189
Nordic Capital X, L.P. +, a, e	09/30/20	13,927,893
Nordic Capital XI, L.P. +, a, e	05/01/22	—
Oakley Capital Fund V, SCSp +, a, e	04/28/22	1,314,079
PAI Europe VI-1, L.P. +, a, e	03/12/15	6,848,092
PAI Partners VIII-1 SCSp +, a, e	12/17/21	—
Permira VII L.P. +, a, e	06/21/19	21,700,157
Permira VIII SCSp +, a, e	02/10/22	65,224
Sixth Cinven Fund (No.3) L.P. +, a, e	05/01/16	7,162,910
The Eighth Cinven Fund, L.P. +, a, e	07/05/22	—
The Paragon Partners Fund IV GmbH & Co. KG +, a, e	04/29/22	—
The Seventh Cinven Fund, L.P. +, a, e	04/16/19	19,952,841
Vitruvian Investment Partnership V +, a, e	10/07/22	—
Total Western Europe (3.56%)		451,862,812
Total Primary Investments (14.51%)		$1,840,346,769

Total Private Equity Investments (Cost $9,256,839,192)(95.86%)		$12,161,782,036

Total Investments (Cost $9,483,586,445)(97.67%)		12,391,913,360

Other Assets in Excess of Liabilities (2.33%)		295,953,948

Net Assets (100.00%)		$12,687,867,308

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $63,471,787 or 0.50% of the Fund's net assets.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2022 (Unaudited) (continued)

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of December 31, 2022 was 4.39%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of December 31, 2022 was 4.77%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of December 31, 2022 was 5.14%.

#	As of December 31, 2022, 1 month EURIBOR was 1.88%.

##	As of December 31, 2022, 3 month EURIBOR was 2.13%.

###	As of December 31, 2022, 6 month EURIBOR was 2.69%.

+	The fair value of the investment was determined using significant unobservable inputs.

>>	As of December 31, 2022, 3 month Sterling Overnight Interbank Average Rate was 2.74%.

>>>	As of December 31, 2022, 6 month Sterling Overnight Interbank Average Rate was 2.14%.

¤ ¤	As of December 31, 2022, 3 month Stockholm Interbank Offered Rate was 2.70%.

vv	As of December 31, 2022, 3 month Secured Overnight Financing Rate was 3.62%.

vvv	As of December 31, 2022, 6 month Secured Overnight Financing Rate was 2.89%.

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2022 was $12,161,782,079, or 95.85% of net assets. As of December 31, 2022, the aggregate cost of each investment restricted to resale was $15,568,606, $10,621,500, $22,700,000, $2,204,592, $14,353,176, $8,872,006, $2,218,001, $3,600,295, $4,471,885, $5,441,192, $48,970,725, $6,341,681, $1,209,387, $22,978,362, $7,228,256, $481,884, $1,927,535, $863,084, $1,512,517, $16,300,545, $150,775,861, $24,784,703, $10,273,030, $44,578,381, $35,317,661, $150,000, $1, $0, $4,168,272, $17,127,003, $56,634, $114,607,802, $5,604,217, $122,578,028, $27,243,271, $3,120,000, $1,348,750, $3,602,070, $27,230, $119,978,433, $43,783,284, $107,123,942, $39,083,333, $48,685,202, $38,614,270, $94,861,790, $103,079,624, $56,985,983, $9,367,970, $47,761,620, $15,617,280, $62,584,962, $122,197,451, $151,690,905, $250,000, $219,375, $47,583,000, $1,111,078, $9,683,864, $187,500,000, $61,566,000, $252,000, $83,828,190, $8,804,000, $317,827, $172,633, $37,921,967, $22,612,605, $5,266,696, $60,480,000, $2,162,157, $23,266,740, $15,306,665, $45,225,381, $40,484,909, $38,022,703, $32,126,730, $31,364,705, $1,120,924, $13,722,831, $6,996,130, $3, $1, $1,201,846, $52,454,049, $46,801,951, $28,417,946, $55,007,013, $14,874,473, $90,515,558, $178,485,000, $31,828,128, $51,287,146, $4,987,424, $71,817,900, $4,632,829, $3,546,000, $22,340,802, $64,480,546, $68,399,200, $1,441,200, $7,026,869, $101,309, $69,246,328, $17,408,823, $6,195,472, $12,009,114, $3,792,769, $264,490, $21,810,718, $149,423,941, $89,101,353, $33,206, $83,976,881, $78,503,589, $27,818,080, $14,672,982, $463,974, $60,571,021, $68,887,918, $88,276,348, $866,635, $1,045,423, $3,833,799, $8,703,000, $52,429,641, $9,986,562, $11,664,382, $39,292,014, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,377,868, $18,476,616, $4,520,077, $7,793, $52,258,764, $9,222,920, $64,619,159, $15,139,432, $76,735,181, $13,620, $40,775,356, $51,009,931, $41,607,840, $43,509,034, $93,625,880, $0, $97,483,897, $6,616,483, $115,745,971, $128,601, $1,135,700, $102,497,783, $1,063,586, $5,337,259, $89,653,795, $72,269,706, $1,773, $112,190,937, $88,912, $6,275,980, $23,877,358, $1,183,250, $40,573, $764,865, $254,955, $33,400,016, $36,261,531, $2,436,246, $26,015,343, $12,156,155, $1,038,330, $12,231,850, $32,673,281, $34,731,898, $26,215,597, $2,352,123, $12,006,394, $1,272,506, $2,117,177, $12,550,897, $4,586,992, $10,113,207, $10,144,067, $1,256,564, $4,681,981, $1,664,810, $1,438,436, $2,155,412, $1,846,163, $983,959, $1,376,947, $979,469, $6,811,367, $2,533,152, $1,249,092, $1,578,335, $2,861,354, $2,071,380, $990,535, $979,592, $1,386,490, $1,075,281, $7,049,858, $2,802,074, $-2,108, $3,319,968, $1,693,251, $2,741,622, $3,883,499, $3,196,980, $3,526,659, $1,433,416, $1,963,663, $965,073, $18,581,100, $973,317, $973,914, $151,275, $342,373, $183,333, $1,449,582, $4,868,284, $3,444,074, $1,367,472, $2,966,567, $1,372,159, $971,562, $933,722, $1,436,008, $3,241,124, $1,263,764, $2,384,316, $1,675,934, $1,606,112, $1,636,249, $2,830,183, $30,052,689, $1,393,989, $1,185,956, $8,039,974, $-32,323, $4,453,624, $3,435,596, $2,875,983, $1,946,531, $968,631, $2,061,295, $9,822,994, $253,835, $1,327,520, $957,600, $1,275,534, $1, $28,911,154, $191,006, $2,169,018, $1,670,965, $314,258, $680,931, $3,820,607, $1,577,484, $42,114,091, $3,917,843, $7,818,700, $1,364,500, $16,388,138, $2,843,440, $2,069,315, $1,089,491, $925,262, $2,262,943, $489,603, $1,175,819, $1,910,324, $1,546,576, $1,757,193, $78,906, $2,254,843, $606,245, $984,418, $11,765,093, $3,600,000, $4,136,364, $936,750, $945,484, $2,925,370, $1,247,258, $961,741, $978,794, $1,414,679, $16,341,096, $2,075,987, $215,759, $171,930, $1,440,613, $961,875, $1,313,165, $1,460,670, $3,158,899, $3,226,061, $4,886,883, $2,562,479, $955,464, $1,982,215, $3,436,135, $1,471,118, $6,575,008, $2,581,788, $1,086,305, $900,000, $1,037,945, $2,147,089, $1,182,090, $3,747,363, $991,132, $1,684,483, $978,349, $28,762, $525,325, $2,922,526, $1,931,123, $1,866,860, $2,216,005, $774,152, $2,388,401, $1,446,195, $9,587, $1,897,840, $1,869,314, $2,918,977, $2,508,016, $226,621, $2,458,763, $1,175,541, $1,009,020, $10,789,000, $3,621,975, $2,390,707, $913,694, $1,922,215, $1,136,037, $981,678, $1,934,170, $2,964,652, $1,674,500, $1,272,316, $1,183,195, $975,147, $3,666,573, $984,212, $1,784,353, $1,141,949, $1,735,706, $2,799,086, $14,747,998, $2,811,104, $988,753, $2,395,818, $-9,990, $5,823,353, $13,917,440, $1,970,975, $2,787,773, $3,939,192, $2,163,291, $3,724,827, $2,954,863, $1,468,343, $286,897, $978,712, $3,395,126, $4,281,740, $1,973,487, $2,602,939, $1,872,338, $964,755, $1,867,810, $3,853,332, $798,096, $1,259,201, $1,240,535, $32,821, $3,095,150, $944,789, $26,086,829, $6,566,944, $2,458,119, $1,332,187, $1,429,600, $248,505, $3,360,854, $2,746,586, $1,255,889, $958,978, $118,565, $21,051,168, $520,890, $2,395,826, $15,390,308, $43,153,917, $977,166, $1,676,056, $10,335,858, $450,970, $1,373,579, $971,131, $3,440,944, $3,619,214, $3,538,214, $2,163,849, $3,835,947, $2,292,224, $1,945,000, $1,269,229, $2,957,647, $7,083,134, $5,883,295, $2,650,851, $2,214,194, $2,914,778, $21,996,953, $2,298,061, $13,543,731, $1,927,856, $675,773, $12,218,137, $2,258,282, $1,836,580, $4,541,441, $2,444,694, $1,937,391, $0, $2,949,001, $2,661,213, $13,413,674, $2,706,939, $35,990,832, $958,494, $1,172,679, $1,863,926, $5,188,643, $44,353,034, $6,655,594, $1,128,243, $230,496, $1,375,404, $1,359,847, $26,106,354, $3,873,437, $8,740,866, $1,395,306, $7,996,156, $3,991,837, $0, $1,094,327, $1,021,296, $3,140,914, $1,584,456, $1,478,799, $1,782,938, $3,044,147, $1,688,439, $1,862,967, $2,908,917, $2,752,575, $1,269,004, $1,365,391, $2,950,700, $3,334,650, $1,137,974, $3,476,796, $30,005,061, $1,861,814, $1,485,409, $2,738,883, $9,275,633, $1,978,076, $2,330,990, $16,296,905, $651,953, $14,245,052, $1,769,958, $14,810,820, $2,739,297, $981,737, $2,728,795, $4,048,033, $3,856,008, $5,494,283, $2,500,000, $10,380, $1,153,354, $46,460,919, $12,470,857, $106,700, $53,395, $412,425, $35,407,779, $3,798,024, $1, $81,845, $1, $28,418,629, $15,471,262, $800,155, $16,043,322, $8,055,913, $1, $6,478, $2, $8,006,084, $2,569,506, $2,690,285, $261,659, $2,074,818, $2,770,820, $520,548, $1, $1,158,141, $58,620,943, $3,639,257, $0, $1, $20,035,028, $24,613,529, $1, $232,406, $1, $31,457,032, $73,811,111, $20,103,801, $1, $122,097,000, $25,647,367, $413,420, $1, $14,384,874, $3, $5,256,902, $1, $1, $4,886,753, $5,282,000, $43,519,849, $1,099,657, $2, $8, $413,158, $86,122, $1, $9,327,441, $43,714,451, $34,549,063, $5, $3,494,299, $23,746,227, $2,999,266, $4,036,296, $16,389,363, $1, $1, $1, $889,332, $1,082,285, $92,213, $26,595,776, $11,483,556, $32,565,340, $1, $1, $2,672,206, $3, $1, $1, $856,679, $2,178, $10,549, $332,524, $12,740,471, $14,455, $62,947, $1,602,831, $2,229,508, $52,466,457, $40,744,933, $8,657,498, $1, $1, $1, $1, $3,761, $32,560,553, $101,953, $390,786, $2,326,146, $31,390,084, $30,860,812, $158,479, $11,931,312, $8,480,119, $1,970,934, $1, $12,847,405, $0, $0, $23,826,490, $0, $7,988,502, $6,100,912, $16,154,083, $48,642, $2,112,853, $2,379,470, $8,949,971, $4,411,504, $2,730,824, $4,138,763, $0, $7,725,199, $2,352,860, $3,258,373, $12,321,615, $19,974,772, $1, $1, $6,145,956, $1,464,799, $150,358, $11,851,489, $6,325,000, $7,369,624, $6,189,273, $3,055,896, $47,665,770, $1,509,984, $988,701, $26,103, $1,204,381, $12,542,950, $0, $1, $14,962,769, $6,211,568, $1, $0, $0, $4,482,000, $9,212,577, $1, $78,078, $2,897,944, $5,405,593, $1,576,681, $5,625,851, $0, $26,115,192, $5,504,758, $5,412,845, $6,693,451, $2,223,062, $1,086,662, $17,624,773, $487, $8,177,565, $1,398,140, $5,364,532, $7,255,319, $1,143,000, $0, $4,481,938, $4,856,299, $4,742,358, $0, $15,292,764, $1,760,359, $255,116, $2,817,985, $6,525,000, $12,919,416, $9,418,414, $3,465,967, $4,050,000, $3,150,000, $1,875,000, $506,250, $4,964,403, $5,221,316, $1, $2,920,241, $990,000, $31,463, $6,834,572, $702,000, $11,767,268, $9,888,917, $1, $962,414, $27,739,800, $0, $2,219,017, $1, $2,994,047, $1,017,698, $29,435,207, $3,776,970, $0, $1,134,750, $1,064,000, $1, $566,384, $1,100,000, $9,337,500, $6,670,000, $6,593,111, $5,118,512, $14,307, $3,192,550, $6,379,895, $0, $160,679, $6,810,070, $3,620,635, $16,113,685, $17,353,890, $15,908,787, $0, $257,148, $11,483,556, $11,516,438, $2,000,000, $8,722,500, $1, $9,619,943, $155,256, $2,810,974, $1, $4,384,202, $2,637,866, $4,737,450, $45,421,557, $2,871,773, $17,775,897, $250,001, $2,691,549, $640,500, $14,852,720, $0, $1,877,507, $1, $2,264,821, $11,793,068, $709,778, $0, $11,422,952, $1, $19,118,587, $1, $4,120,204, $6,526,076, $868,784, $362,788, $1,236,217, $2,940,227, $16,025,029, $1, $15,893,236, $7,342,610, $115,355, $174,548, $8,407,896, $1, $1, $1, $23,807,231, $0, $11,606,752, $7,776,177, $937,515, $21,920,904, $11,625,328, $0, $1,387,034, $47,864, $0, $21,924,435, $0, $1,592,749, $0, $0, $17,167,048, $0 and $2,070,000, respectively, totaling $9,256,839,192.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2022 (Unaudited) (continued)

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Non-income producing.

e	Investment has been committed to but has not been fully funded by the Fund.

f	Security or a portion thereof is unsettled at December 31, 2022.

Legend:

£	- British Pound

€	- Euro

BBSY	- Bank Bill Swap Rate

C	- Chinese Yuan

E	- EURIBOR

Fr.	- Swiss Franc

I	- Indian Rupee

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2022 (Unaudited) (continued)

L	- LIBOR

PIK	- Payment-in-kind

S	- Sterling Overnight Interbank Average Rate

SF	- Secured Overnight Financing Rate

SR	- Stockholm Interbank Offered Rate

zl	- Polish Zloty

A summary of outstanding financial instruments at December 31, 2022 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased		Currency Sold		Value	Unrealized Appreciation (Depreciation)
January 4, 2023	Barclays		$70,375,349		€69,620,000	$73,541,492	$(3,166,143)
January 4, 2023	Barclays		$70,385,458		€69,630,000	$73,552,056	$(3,166,598)
January 4, 2023	Barclays		€80,000,000		$84,507,040	$84,506,167	$(873)
January 4, 2023	Barclays		€59,250,000		$62,588,027	$62,587,381	$(646)
January 11, 2023	Barclays		$70,408,391		€69,620,000	$73,579,021	$(3,170,630)
January 11, 2023	Barclays		$70,418,504		€69,630,000	$73,589,590	$(3,171,086)
January 11, 2023	Barclays		€80,000,000		$84,551,720	$84,549,292	$(2,428)
January 11, 2023	Barclays		€59,250,000		$62,621,118	$62,619,319	$(1,799)
January 18, 2023	Barclays		$70,441,412		€69,620,000	$73,610,852	$(3,169,440)
January 18, 2023	Barclays		$70,451,530		€69,630,000	$73,621,425	$(3,169,895)
January 18, 2023	Barclays		$61,889,938	I	4,990,000,000	$60,288,577	$1,601,361
January 18, 2023	Barclays		€80,000,000		$84,589,872	$84,585,867	$(4,005)
January 18, 2023	Barclays		€59,250,000		$62,649,374	$62,646,408	$(2,966)
January 18, 2023	Barclays	I	4,990,000,000		$60,286,815	$60,288,576	$1,761
January 25, 2023	Barclays		$70,473,910		€69,620,000	$73,651,955	$(3,178,045)
January 25, 2023	Barclays		$70,484,033		€69,630,000	$73,662,534	$(3,178,501)
January 25, 2023	Barclays		$61,861,549	I	4,990,000,000	$60,279,793	$1,581,756
January 25, 2023	Barclays		€59,250,000		$62,685,552	$62,681,389	$(4,163)
January 25, 2023	Barclays		€80,000,000		$84,638,720	$84,633,100	$(5,620)
January 25, 2023	Barclays	I	2,495,000,000		$30,151,422	$30,139,897	$(11,525)
January 25, 2023	Barclays	I	2,495,000,000		$30,125,937	$30,139,897	$13,960
February 1, 2023	Barclays		$68,394,584		€69,800,000	$74,583,792	$(6,189,208)
February 8, 2023	Barclays		$68,617,395		€70,000,000	$74,828,793	$(6,211,398)
February 15, 2023	Barclays		$68,562,571		€70,000,000	$74,858,468	$(6,295,897)
February 22, 2023	Barclays		$68,670,329		€70,000,000	$74,888,799	$(6,218,470)
March 1, 2023	Bank of America		$98,464,603		€95,000,000	$101,714,637	$(3,250,034)
March 1, 2023	Bank of America		$98,463,786		€95,000,000	$101,714,637	$(3,250,851)
March 8, 2023	Bank of America		$62,712,325	zl	289,600,000	$65,567,394	$(2,855,069)
March 8, 2023	Bank of America		$75,951,775	Fr.	71,000,000	$77,221,889	$(1,270,114)
March 8, 2023	Barclays		$101,099,827		€97,500,000	$104,434,352	$(3,334,525)
March 8, 2023	Barclays		$98,508,474		€95,000,000	$101,756,548	$(3,248,074)
March 8, 2023	Barclays		$94,430,608		£80,000,000	$96,348,988	$(1,918,380)
March 15, 2023	Bank of America		$62,705,956	zl	289,600,000	$65,514,550	$(2,808,594)
March 15, 2023	Bank of America		$76,007,430	Fr.	71,000,000	$77,270,926	$(1,263,496)
March 15, 2023	Bank of America		$98,551,604		€95,000,000	$101,792,951	$(3,241,347)
March 15, 2023	Barclays		$109,778,028		£93,000,000	$112,010,505	$(2,232,477)
March 22, 2023	Bank of America		$94,528,992		£80,000,000	$96,356,133	$(1,827,141)
March 22, 2023	Bank of America		$98,814,326		€95,000,000	$101,829,761	$(3,015,435)
April 5, 2023	Barclays		$62,995,424		€59,250,000	$63,566,486	$(571,062)
April 5, 2023	Barclays		$85,057,112		€80,000,000	$85,828,166	$(771,054)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2022 (Unaudited) (continued)

Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	Unrealized Appreciation (Depreciation)
April 12, 2023	Barclays	$85,101,272		€80,000,000	$85,865,592	$(764,320)
April 12, 2023	Barclays	$63,028,130		€59,250,000	$63,594,205	$(566,075)
April 12, 2023	Barclays	$29,925,755	I	2,495,000,000	$29,934,967	$(9,212)
April 19, 2023	Barclays	$85,138,680		€80,000,000	$85,902,957	$(764,277)
April 19, 2023	Barclays	$63,055,835		€59,250,000	$63,621,878	$(566,043)
April 19, 2023	Barclays	$29,913,556	I	2,495,000,000	$29,924,030	$(10,474)
April 26, 2023	Barclays	$85,185,704		€80,000,000	$85,940,486	$(754,782)
April 26, 2023	Barclays	$63,090,662		€59,250,000	$63,649,672	$(559,010)
April 26, 2023	Barclays	$29,899,934	I	2,495,000,000	$29,913,148	$(13,214)
April 26, 2023	Barclays	$29,923,961	I	2,495,000,000	$29,913,148	$10,813
						$(85,974,745)

The accompanying notes are an integral part of these Consolidated Financial Statements.

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2022.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the “Adviser”) determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and the Fund's valuation procedures (the “Valuation Procedures”), which have been approved by the board of managers of the Fund (the “Board”). As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ due to differences in accounting, regulatory and other factors applicable to the Fund and to such other client or the Adviser’s affiliate.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (A) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (B) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

●	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●	Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments classified in the fair value hierarchy as of December 31, 2022:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$155,011,306	$—	$—	$155,011,306
Asset-Backed Securities	—	—	75,120,018	75,120,018
Direct Investments:	—	—	—	—
Direct Equity	43,007,865	78,969,600	7,526,236,701	7,648,214,166
Direct Debt	—	—	1,130,253,452	1,130,253,452
Total Direct Investments	$43,007,865	$78,969,600	$8,656,490,153	$8,778,467,618
Secondary Investments	—	—	1,542,967,649	1,542,967,649
Primary Investments	—	—	1,840,346,769	1,840,346,769
Total Investments	$198,019,171	$78,969,600	$12,114,924,589	$12,391,913,360
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$3,209,651	$—	$—	$3,209,651
Total Assets	$3,209,651	$—	$—	$3,209,651
Liabilities
Foreign Currency Exchange Contracts	$89,184,396	$—	$—	$89,184,396
Total Liabilities	$89,184,396	$—	$—	$89,184,396
Total Investments Net of Foreign Currency Exchange Contracts	$112,044,426	$78,969,600	$12,114,924,589	$12,305,938,615

The following is a reconciliation of the amount of the account balances on April 1, 2022 and December 31, 2022 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2022	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of December 31, 2022
Asset-Backed Securities	$61,117,277	$—	$(7,864,886)	$21,864,318	$—	$3,309	$—	$75,120,018
Direct Investments:
Direct Equity Investments	$6,314,372,047	$257,782,739	$(120,345,299)	$1,297,552,826	$(429,889,665)	$—	$206,764,053	$7,526,236,701
Direct Debt Investments	979,534,628	$(6,330,198)	$(71,557,192)	$442,303,808	$(215,531,424)	$1,833,830	$—	$1,130,253,452
Total Direct Investments*	$7,293,906,675	$251,452,541	$(191,902,491)	$1,739,856,634	$(645,421,089)	$1,833,830	$206,764,053	$8,656,490,153
Secondary Investments*	1,172,952,139	$(2,544,197)	$29,363,383	$422,996,767	$(79,800,443)	$—	$—	$1,542,967,649
Primary Investments*	1,753,246,965	$(4,787,622)	$3,586,556	$222,982,567	$(134,681,697)	$—	$—	$1,840,346,769
Total	$10,281,223,056	$244,120,722	$(166,817,438)	$2,407,700,286	$(859,903,229)	$1,837,139	$206,764,053	$12,114,924,589

*	For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “Secondary Investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the nine months ended December 31, 2022, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the nine months ended December 31, 2022 relating to investments in Level 3 assets still held at December 31, 2022 is $3,556,951, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of December 31, 2022:

Type of Security	Fair Value at December 31, 2022 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$75,120	Reported fair value	Reported fair value	n/a
Direct Investments:
Direct Equity	$145,987	Discounted cash flow	Discount factor	8.89% – 10.48% (9.62%)
	6,743,063	Market comparable companies	Enterprise value to EBITDA multiple	5.00x – 34.00x (16.46x)
	67,055	Market comparable companies	Price to book ratio	1.68x – 1.68x (1.68x)
	52,131	Exit price	Recent transaction price	n/a
	205,937	Recent financing/transaction	Recent transaction price	n/a
	4,808	Replacement cost	Recent transaction price	n/a
	3,124	Reported fair value	Reported fair value	n/a
	184,052	Market comparable companies	Enterprise value to sales multiple	2.60x – 22.30x (10.48x)
Direct Debt	$652,015	Broker quotes	Indicative quotes for an inactive market	n/a
	434,801	Discounted cash flow	Discount factor	9.00% – 35.00% (12.58%)
	1	Exit price	Recent transaction price	n/a
	45,618	Recent financing/transaction	Recent transaction price	n/a
Primary and Secondary Investments	$3,395,954	Adjusted reported net asset value	Reported net asset value	n/a
	(10,461)	Adjusted reported net asset value	Fair value adjustments	n/a
*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the nine months ended December 31, 2022, the Fund entered into 169 long/short forward foreign currency exchange contracts. The Fund had $202,239,119 in net realized gains and $(83,998,548) change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at December 31, 2022 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is considered "affiliated" with the Fund if the Fund owns five percent or more of such portfolio company's outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of December 31, 2022:

	Shares/ Principal as of December 31, 2022	Fair Value as of March 31, 2022	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of December 31, 2022	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
Bock Capital JVCo Nature S.à.r.l.	12,590,000,000	$191,870,309	$-	$-	$-	$(73,443,391)	$118,426,918	$-
Camelia Investment 1 Limited	6,768,704,045	183,582,149	-	-	-	(16,420,723)	167,161,426	-
CBI Parent, L.P.	1,145,918	105,132,373	5,604,217	-	-	(50,953,391)	59,783,199	-
Confluent Health, LLC	27,246	69,586,969	-	-	-	(8,937,591)	60,649,378	-
Dermatology Holdings, L.P.(3)	-	-	119,978,433	-	-	9,794,439	129,772,872	-
Ecom Express Private Limited	63,417	-	6,473,508	(131,827)	-	1,602,436	7,944,117	-
ECP Parent, LLC	105,520,023	166,994,406	-	-	-	(7,055,700)	159,938,706	-
EdgeCore Holdings, L.P.(3)	-	-	39,083,333	-	-	-	39,083,333	-
Encore Holdings LP(3)	-	-	48,685,202	-	-	5,014,965	53,700,167	-
EnfraGen LLC	37,786	58,429,298	-	-	-	137,506	58,566,804	-
EQT Jaguar Co-Investment SCSp(3)	-	112,788,690	-	-	-	4,339,606	117,128,296	-
Green DC LuxCo S.à.r.l.	19,595,288	61,132,640	-	-	-	(210,947)	60,921,693	-
Huntress Co-Investment L.P.(3)(4)	-	50,389,883	-	(26,349,381)	4,149,670	(28,190,172)	-	15,902,367
Icebox Holdco I Inc(3)	-	62,801,819	-	-	-	602,380	63,404,199	-
Icebox Parent LP(3)	-	127,590,920	313	-	-	(6,327,004)	121,264,229	-
Idera, Inc.	1,248,155	1,237,560	431	(9,528)	8	(48,185)	1,180,286	82,749
Idera Parent LP(3)	-	248,243,835	-	-	-	(30,492,148)	217,751,687	192,886
KPOCH Holdings, L.P.(3)	-	-	187,500,000	-	-	25,500	187,525,500	-
KPSKY Holdings L.P.(3)	-	64,375,872	-	-	-	(7,750,297)	56,625,575	-
Luxembourg Investment Company 285 S.à.r.l.(5)	14,865,773	71,230,531	-	-	-	(21,984,123)	49,246,408	-
Luxembourg Investment Company 293 S.à.r.l.	9,789,622	45,721,830	-	-	-	(7,184,489)	38,537,341	-
Luxembourg Investment Company 314 S.à.r.l.(5)	192,000	1	-	-	-	-	1	-
Luxembourg Investment Company 414 S.à r.l.	12,111,360	79,988,131	-	-	-	3,809,049	83,797,180	-
Luxembourg Investment Company 430 S.à r.l.	50,548,848	78,443,091	2,933,140	-	-	3,319,352	84,695,583	(108)
May Co-Investment S.C.A.	1,059,375	52,163,274	-	-	-	(941,057)	51,222,217	-
MHS Acquisition Holdings, LLC	35,641	650,979	-	-	-	375,900	1,026,879	-
MHS Blocker Purchaser L.P.(3)	-	50,333,181	-	-	-	29,064,344	79,397,525	-
Murra Warra Asset Hold Trust	13,186,543	21,951,762	-	-	-	613,822	22,565,584	-
Murra Warra II Asset Hold Trust	18,628,227	14,636,008	222,081	-	-	1,306,154	16,164,243	-
Murra Warra II Project Hold Trust	10	3,659,002	55,520	-	-	326,539	4,041,061	-
Murra Warra Project Hold Trust	429,366	5,487,942	-	-	-	153,453	5,641,395	-
OHCP IV SF COI, L.P.(3)	-	37,604,433	43,848	-	-	11,346,705	48,994,986	-
Onecall Holdings, L.P.(3)(4)	-	174,527,006	-	(225,820,522)	165,757,410	(114,463,894)	-	-
Partners Terra Pte. Ltd.	4,372,335	1,739,362	2,604,371	-	-	464,611	4,808,344	-
PG BRPC Investment, LLC	32,079	74,128,478	-	-	-	6,543,219	80,671,697	-
PG Delta Holdco, LLC	30,481	22,911,377	10,944,000	-	-	19,893,941	53,749,318	-
PG Esmeralda Pte. Ltd.	5,922,280	70,006,910	-	-	-	(15,372,237)	54,634,673	-
PG Investment Company 1 S.à r.l.	12,822,040	100,293,522	-	-	-	(2,693,135)	97,600,387	-
PG Investment Company 18 S.à.r.l.	126,506,634	-	115,874,572	-	-	5,600,159	121,474,731	-
PG Investment Company 24 S.à.r.l.	102,297,902	-	103,633,483	-	-	6,041,788	109,675,271	-
PG Lion Management Warehouse S.C.S(3)(5)	-	1,824,104	-	-	-	(966,802)	857,302	-
PG TLP S.à r.l.	6,377,426	102,493,011	1	(2,016,886)	(305,116)	(2,881,091)	97,289,919	-
PG Wave Limited	53,215,581	70,043,185	-	-	-	612,033	70,655,218	-
Pharmathen GP S.à r.l.	110,300	1	-	-	-	-	1	-
Pharmathen Topco S.à r.l.	98,937,978	113,377,360	-	-	-	(7,459,995)	105,917,365	-
Polyusus Lux XVI S.à.r.l.	289,102,341	10,971,703	1,183,251	(333,654)	(62,325)	(6,322,998)	5,435,977	-
Root JVCo S.à r.l.	8,700,760	72,946,306	-	-	-	14,514,047	87,460,353	-
Safe Fleet Holdings LLC(6)(7)	3,870,750	3,854,506	1,758	(29,250)	135	(74,921)	3,752,228	180,820
SnackTime PG Holdings, Inc.	12	70,468,471	28,775	-	-	(22,806,711)	47,690,535	-
Specialty Pharma Holdings LP(3)	-	109,536,317	-	-	-	(14,288,243)	95,248,074	-
Sunsure Energy Private Limited	9,637,675	-	9,637,675	-	-	-	9,637,675	-
SureWerx Topco, L.P.(3)	-	-	51,287,146	-	-	-	51,287,146	-
Surfaces SLP (SCSp)(3)	-	52,221,892	-	-	-	(14,994,741)	37,227,151	-
Thermostat Purchaser, L.P.(3)	-	72,743,417	-	-	-	793,947	73,537,364	-
WHCG Purchaser, LP(3)	-	55,125,583	-	-	-	(20,908,746)	34,216,837	-
Zenith Longitude Limited	26,838,037	312,293,782	887,700	-	-	148,504,759	461,686,241	19,387,343
Total Non-Controlled Affiliates		$3,457,533,181	$706,662,758	$(254,691,048)	$169,539,782	$(208,372,078)	$3,870,672,595	$35,746,057

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

(3)	Investment does not issue shares.

(4)	Investment was exited during the period ended December 31, 2022.

(5)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.

(6)	As of December 31, 2022, the Fund no longer had ownership of five percent or more of outstanding voting securities.

(7)	This investment is associated with OHCP IV SF COI, L.P.

Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.